                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-173

                                DODGE & COX FUNDS
               (Exact name of registrant as specified in charter)

                         One Sansome Street, 35th Floor
                             San Francisco, CA 94104
               (Address of principal executive offices) (Zip code)

                             Thomas M. Mistele, Esq.
                           One Sansome St. 35th Floor
                             San Francisco, CA 94104
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 415-981-1710

                   Date of fiscal year end: DECEMBER 31, 2003

                     Date of reporting period: JUNE 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
The following are the June 30, 2003 semi-annual reports for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund. The reports of each series were transmitted to their respective shareholders on August 20, 2003.

            D O D G E & C O X                          D O D G E & C O X
            -----------------                          -----------------
                Stock Fund                                Stock Fund
                                                       Established 1965

            www.dodgeandcox.com
      For Fund literature and account
       information, please visit the
             Funds' web site.

             or write or call:

             Dodge & Cox Funds
     c/o Boston Financial Data Services
               P.O. Box 8422
           Boston, Massachusetts
                02266-8422
              (800) 621-3979

            Investment Manager
                Dodge & Cox
            One Sansome Street
                35th Floor
         San Francisco, California
                94104-4443
              (415) 981-1710

     This report is submitted for the
        general information of the
        shareholders of the Fund.
     The report is not authorized for
       distribution to prospective
       investors in the Fund unless
      it is accompanied by a current
               prospectus.

         This report reflects our
      views, opinions and portfolio
      holdings as of June 30, 2003,
     the end of the reporting period.
       The information provided is
        not a complete analysis of
      every aspect of any industry,
     security or the Fund. The Fund's
        portfolio composition may                        Semi-Annual Report
      change depending on market and                       June 30, 2003
      economic conditions. Although
       historical performance is no                             2003
       guarantee of future results,
       these insights may help you                        --------------
        understand our investment                         --------------
          management philosophy.                          --------------

6/03 SF SAR Printed on recycled paper

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Stock Fund had a total return of 16.6% for the second quarter of 2003, compared to a total return of 15.4% for the Standard & Poor's 500 Index (S&P 500). For the six months ended June 30, 2003, the Fund had a total return of 10.4%, compared to a total return of 11.8% for the S&P 500. The Fund had total assets of approximately $19.3 billion at quarter-end and a cash position of 6%.

Second Quarter Performance Review
Rebounding from a very difficult first quarter, the Stock Fund matched its best three-month result in the past ten years (second quarter of 1999), and outperformed the S&P 500. The Fund's technology holdings were the key driver behind this outperformance. Although the Fund is moderately underweight in technology (13% versus 16% in the S&P 500), the Fund benefited from its investments in Avaya (up 217%), Compuware (up 69%) and Hewlett-Packard (up 37%). Overall, the Fund's technology holdings were up more than 30% compared to the S&P 500's technology sector gain of 18%. Outside of the technology sector strong individual contributors to return included: McDonald's (up 53%), Capital One Financial (up 64%), Akzo Nobel (up 38%), and CIT Group (up 47%).

Detractors from performance relative to the S&P 500 during the quarter were limited to a handful of individual stocks including HCA-The Healthcare Company (down 23%), Sony (down 20%), and Unilever (down 8%).

Top-Down Thoughts
from a Bottom-up Investor
Our investment modus operandi is to look for bargains in the equity market on the Fund's shareholders' behalf. We define these "bargains" as opportunities where the Fund can become part owner of a durable business franchise at a depressed valuation, such that over a three-to-five year time horizon the prospects for downside risk on the investment appear acceptable and the potential opportunities for gain are attractive. While we look for bargains in all areas of the economy, we spend significant time pursuing opportunities in industries of long-term growth--it's better to run with the wind rather than against it. Finally, we want to end up with an overall portfolio that is economically diversified, and that has exposure to many different investment themes.

With this fundamental analysis as the basis for our approach, our periodic letters are usually full of individual stock examples and are light on macroeconomic observations. This quarter we thought we would diverge from that format and share with you some of our "top-down" thoughts. Warning: Our economic crystal ball is as clouded as anyone else's.

As to the future of the equity market, we remain on the cautious side. Our caution is a function of market valuations still being at high levels (the price-to-sales ratio for the S&P Industrials is 1.4 times versus 0.6 times for the Fund) and questions surrounding the drivers of short-term earnings growth.

However, the prospects for economic growth over long-term appear positive. In the U.S., we believe that stimulative fiscal and monetary policies will eventually take hold, and growth rates are likely to accelerate from the current sluggish pace. The slowdown in capital spending has been technology-based. Yet with the continual changes brought by technological innovation, the technology goods bought in the halcyon days of the mid-to-late 1990's will soon become obsolete. In our view, there is a high probability of an increase in technology spending over the next few years. Even with that upturn, however, U.S. economic growth is unlikely to run at historically high rates. Since consumer spending (two-thirds of GDP) has held up well in the past few years, in part supported by low interest rates and high levels of mortgage refinancing, the U.S. consumer is no longer a source of "pent-up" purchasing power.

Over the long term, the real economic opportunity appears to be outside of the United States--in fact, outside of the developed world of Western Europe, North America and Japan. Much of the developing world (over 80% of the world's population) is transforming to some form of free market system. Key ingredients are economic and political freedoms, which are increasing in many areas. The ever-declining costs of communications and computing power act as catalysts for increasing the pace of change. Isolation is ending, as the transfer of knowledge is becoming easier and quicker. Improvements in infrastructure (transportation, electric power, telecommunications, etc.) are occurring rapidly in many regions. It is not a stretch to assume that an incremental 5% of the developing world's population becomes as productive as an average citizen of the developed world over the next five or ten years. That amounts to 270 million people, or approximately 35% of the population of the developed world. This shift in the developing world is not just about exports (production), but also about the development of large internal markets (consumption). The prospects for incremental demand are substantial. The U.S. consumer, having been the prime driver of global demand in recent years, will in the future become less important.

Bringing it back to Stock Selection...
In this increasingly integrated world, it is critical that we evaluate a company's business opportunities on a global basis. A great number of the companies in the Fund will benefit from growth in overseas markets, in areas as diverse as restaurants and consumer goods, to business services, industrial goods, technology and energy. McDonald's growth in non-U.S. markets is four times the rate of growth in the U.S., of course from a smaller base, yet growing in importance over time. Sony has long been one of the dominant

1 / Dodge & Cox Stock Fund

--------------------------------------------------------------------------------

innovators and producers of consumer electronics worldwide. Whirlpool has a large, well established manufacturing base in Brazil, allowing them to participate on a cost-effective basis in Latin American markets. News Corp. is building on its expertise from the successful businesses of Fox in the U.S. and Sky in the U.K., and attempting to build similar franchises in Italy, Asia and Latin America. Similarly, FedEx is using logistics capability gained in the U.S. to build an express delivery service throughout Europe and Asia. Revenues from Dow Chemical's non-U.S. customers are 59% of its total revenue base, and Alcoa now controls about 15% of the world's aluminum capacity, approximately 60% of which is located overseas.

.....and Valuation
Each of the companies in the portfolio has a stock price reflecting what appears to be low expectations in relation to our analysis of potential growth in earnings and cash flow. The valuation characteristics of the overall portfolio are at a distinct discount to the broad market (as measured by the S&P 500). The price-to-earnings multiple of the portfolio (15 times) is a 20% discount to the market multiple, and the price-to-sales multiple (0.6 times) is a 50% discount to that of the market. So while we look for growth opportunities, our price discipline is firmly in place.

In Closing
Though we have discussed "top-down" macroeconomic dynamics more than usual in this quarter's letter, we firmly believe that the path to favorable long-term performance is forged one individual investment at a time. We continue to spend the hours in our day reading financial reports, talking with company management about their business, as well as talking with competitors, key customers and suppliers to construct our view of the risks and rewards facing each individual company. As these specific selections aggregate into a diversified portfolio, broad investment themes emerge. While exposure to global economic growth is just one of a number of investment themes in the portfolio, it is nonetheless an important one cutting across many diverse industries and sectors.

Thank you for the continued confidence you have placed in our firm as a shareholder of the Stock Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey                     /s/ John A. Gunn
-----------------------------          -----------------------------
    Harry R. Hagey, Chairman               John A. Gunn, President

July 31, 2003

Ten Years of Investment Performance
--------------------------------------------------------------------------------
through June 30, 2003 (in thousands)

                        [PERFORMANCE GRAPH APPEARS HERE]

                               Dodge & Cox
                               Stock Fund         S&P 500
                               -----------        -------
                Jun-93         $10,000            $10,000
                Jun-94         $10,852            $10,473
                Jun-95         $13,832            $13,237
                Jun-96         $15,440            $15,390
                Jun-97         $21,237            $21,684
                Jun-98         $25,035            $28,226
                Jun-99         $29,620            $34,645
                Jun-00         $28,629            $37,167
                Jun-01         $36,795            $31,652
                Jun-02         $36,529            $25,973
                Jun-03         $36,688            $26,039

- Dodge & Cox Stock Fund $36,688
- S&P 500 $26,039

Average annual total return for periods ended June 30, 2003

                                             1 Year  5 Years  10 Years  20 Years
--------------------------------------------------------------------------------
Dodge & Cox Stock Fund                        0.43%   7.95%   13.88%    14.54%
S&P 500                                       0.25   -1.60    10.04     12.21
--------------------------------------------------------------------------------

For updated performance figures see "Prices and Performance" at www.dodgeandcox.com, or call Dodge & Cox Funds at 1-800-621-3979.

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The Standard & Poor's 500 (S&P 500) is a widely recognized, unmanaged index of common stock prices. Index returns include dividends and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

Standard & Poor's, Standard & Poor's 500, and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

                                                     Dodge & Cox Stock Fund / 2

Fund Information                                                  June 30, 2003
-------------------------------------------------------------------------------

General Information
-------------------------------------------------------------------------------
Net Asset Value Per Share                                                $96.30
Total Net Assets (millions)                                             $19,292
30-Day SEC Yield/1/                                                       1.58%
2002 Expense Ratio                                                        0.54%
2002 Portfolio Turnover                                                     13%
Fund Inception Date                                                        1965

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose ten members' average tenure at Dodge & Cox is 22 years.

Stock Characteristics                                              Fund S&P 500
-------------------------------------------------------------------------------
Number of Stocks                                                     83     500
Median Market Capitalization (billions)                             $10      $8
Weighted-Average Market Cap. (billions)                             $22     $85
Price-to-Earnings Ratio/2/                                          15x     18x
Price-to-Book Value                                                1.8x    3.0x
Foreign Stocks/3/ (% of Fund)                                       11.6%    0.0%

Ten Largest Holdings
-------------------------------------------------------------------------------
AT&T                                                                       2.6%
Hewlett-Packard                                                            2.6
Bank One                                                                   2.5
McDonald's                                                                 2.5
Dow Chemical                                                               2.5
News Corp. Ltd Pref. ADR (Australia)                                       2.3
Schering-Plough                                                            2.2
Comcast                                                                    2.2
HCA-The Healthcare Company                                                 2.0
Xerox                                                                      2.0

Asset Allocation
-------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]
Stocks:                                                                   94.2%
Cash Equivalents:                                                          5.8%

Sector Diversification                                             Fund S&P 500
-------------------------------------------------------------------------------
Consumer Discretionary                                             21.2%   10.7%
Financials                                                         18.5    20.6
Information Technology                                             12.8    16.3
Materials                                                          10.1     2.7
Energy                                                              8.9     5.9
Health Care                                                         8.5    15.0
Industrials                                                         7.0    10.1
Telecommunication Services                                          3.4     3.9
Consumer Staples                                                    2.2    11.7
Utilities                                                           1.6     3.1

/1/ SEC Yield is an annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ The Fund's Price-to-earnings (P/E) ratio is calculated using Dodge & Cox's estimated forward earnings and excludes extraordinary items. The S&P 500's P/E is calculated by Standard & Poor's and uses an aggregated estimate of forward earnings.
/3/ All U.S. dollar-denominated.

3 / Dodge & Cox Stock Fund

Portfolio of Investments                                           June 30, 2003

--------------------------------------------------------------------------------
COMMON STOCKS: 91.9%
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
CONSUMER DISCRETIONARY: 18.9%
CONSUMER DURABLES & APPAREL: 5.9%
13,412,500 Sony Corp. ADR/(b)/ (Japan)                            $  375,550,000
24,424,100 Matsushita Electric Industrial Co., Ltd.
            ADR/(b)/ (Japan)                                         245,462,205
 3,293,750 Whirlpool Corp.                                           209,811,875
 6,817,600 Eastman Kodak Co.                                         186,461,360
 3,286,700 VF Corp.                                                  111,649,199
                                                                  --------------
                                                                   1,128,934,639
RETAILING: 3.6%
15,532,300 May Department Stores Co.                                 345,748,998
 8,401,300 Gap, Inc.                                                 157,608,388
 6,206,100 Nordstrom, Inc.                                           121,143,072
 5,198,000 Dillard's, Inc. Class A                                    70,017,060
                                                                  --------------
                                                                     694,517,518
MEDIA: 3.2%
13,768,371 Comcast Corp./(a)/                                        415,529,437
12,590,000 AOL Time Warner, Inc./(a)/                                202,573,100
                                                                  --------------
                                                                     618,102,537
HOTELS, RESTAURANTS & LEISURE: 3.1%
22,000,100 McDonald's Corp.                                          485,322,206
15,170,327 InterContinental Hotels Group PLC
            ADR/(b)/ (United Kingdom)                                110,743,387
                                                                  --------------
                                                                     596,065,593
AUTOMOBILES & COMPONENTS: 1.6%
26,298,057 Delphi Automotive Systems Corp.                           226,952,232
 7,861,559 Ford Motor Co.                                             86,398,533
                                                                  --------------
                                                                     313,350,765
TRADING COMPANIES & DISTRIBUTORS: 1.5%
 8,982,900 Genuine Parts Co.                                         287,542,629
                                                                  --------------
                                                                   3,638,513,681
FINANCIALS: 18.5%
BANKS: 6.6%
13,175,350 Bank One Corp.                                            489,859,513
 4,464,150 Golden West Financial Corp.                               357,176,641
 7,435,100 Wachovia Corp.                                            297,106,596
 2,460,650 Wells Fargo & Co.                                         124,016,760
                                                                  --------------
                                                                   1,268,159,510
INSURANCE: 6.1%
 6,895,900 Loews Corp.                                               326,107,111
 8,332,450 St. Paul Companies, Inc.                                  304,217,750
 2,882,550 Chubb Corp.                                               172,953,000
 4,540,400 Torchmark Corp.                                           169,129,900
 9,389,000 UNUMProvident Corp.                                       125,906,490
 1,573,400 MBIA, Inc.                                                 76,703,250
                                                                  --------------
                                                                   1,175,017,501
DIVERSIFIED FINANCIALS: 3.1%
 6,460,300 Capital One Financial Corp.                               317,717,554
11,327,400 CIT Group, Inc.                                           279,220,410
                                                                  --------------
                                                                     596,937,964

SHARES                                                              MARKET VALUE
REAL ESTATE: 2.7%
12,058,900 Equity Office Properties Trust                         $  325,710,889
 7,524,600 Equity Residential Properties Trust                       195,263,370
                                                                  --------------
                                                                     520,974,259
                                                                  --------------
                                                                   3,561,089,234
INFORMATION TECHNOLOGY: 12.8%
TECHNOLOGY HARDWARE & EQUIPMENT: 9.8%
23,328,622 Hewlett-Packard Co.                                       496,899,649
36,212,400 Xerox Corp./(a)/                                          383,489,316
35,061,700 Corning, Inc./(a)/                                        259,105,963
22,501,200 Motorola, Inc.                                            212,186,316
 7,455,500 Thermo Electron Corp./(a)/                                156,714,610
 5,825,000 NCR Corp./(a)/                                            149,236,500
 4,659,700 Storage Technology Corp./(a)/                             119,940,678
16,639,800 Avaya, Inc./(a)/                                          107,493,108
                                                                  --------------
                                                                   1,885,066,140
SOFTWARE & SERVICES: 3.0%
10,304,100 Electronic Data Systems                                   221,022,945
 5,386,000 Computer Sciences Corp./(a)/                              205,314,320
19,411,600 Compuware Corp./(a)/                                      112,004,932
 2,319,600 Computer Associates International, Inc.                    51,680,688
                                                                  --------------
                                                                     590,022,885
                                                                  --------------
                                                                   2,475,089,025
MATERIALS: 10.1%
CHEMICALS: 6.8%
15,395,831 Dow Chemical Co.                                          476,654,928
11,834,000 Akzo Nobel N.V. ADR/(b)/ (Netherlands)                    315,376,100
 5,557,600 Rohm and Haas Co.                                         172,452,328
 5,387,300 Engelhard Corp.                                           133,443,421
 5,361,270 NOVA Chemicals Corp./(b)/ (Canada)                        102,078,581
 9,000,000 Syngenta A.G. ADR/(b)/ (Switzerland)                       91,260,000
   833,500 Lubrizol Corp.                                             25,830,165
                                                                  --------------
                                                                   1,317,095,523
METALS AND MINING: 2.2%
 2,897,031 Rio Tinto PLC ADR/(b)/ (United Kingdom)                   221,767,723
 7,838,400 Alcoa, Inc.                                               199,879,200
                                                                  --------------
                                                                     421,646,923
PAPER AND FOREST PRODUCTS: 1.1%
 4,308,300 International Paper Co.                                   153,935,559
 2,274,200 Boise Cascade Corp.                                        54,353,380
                                                                  --------------
                                                                     208,288,939
                                                                  --------------
                                                                   1,947,031,385
ENERGY: 8.9%
 4,615,614 ChevronTexaco Corp.                                       333,247,331
 5,949,300 ConocoPhillips                                            326,021,640
 9,529,400 Occidental Petroleum Corp.                                319,711,370
10,527,900 Unocal Corp.                                              302,045,451
 4,833,500 Amerada Hess Corp.                                        237,711,530
 6,196,150 Baker Hughes, Inc.                                        208,004,755
                                                                  --------------
                                                                   1,726,742,077

See accompanying Notes to Financial Statements       Dodge & Cox Stock Fund / 4

Portfolio of Investments                                          June 30, 2003

--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
HEALTH CARE: 8.5%
PHARMACEUTICALS & BIOTECHNOLOGY: 4.6%
22,508,600 Schering-Plough Corp.                                 $   418,659,960
 3,622,250 Wyeth                                                     164,993,488
 5,827,200 Bristol-Myers Squibb Co.                                  158,208,480
 4,039,083 Pfizer Inc.                                               137,934,684
                                                                 ---------------
                                                                     879,796,612
HEALTH CARE EQUIPMENT & SERVICES: 3.9%
12,239,300 HCA-The Healthcare Company                                392,147,172
 4,564,850 Becton, Dickinson & Co.                                   177,344,422
 1,777,350 WellPoint Health Networks, Inc./(a)/                      149,830,605
 1,063,950 Bausch & Lomb, Inc.                                        39,898,125
                                                                 ---------------
                                                                     759,220,324
                                                                 ---------------
                                                                   1,639,016,936
INDUSTRIALS: 7.0%
TRANSPORTATION: 3.2%
 5,823,500 FedEx Corp.                                               361,231,705
 4,382,650 Union Pacific Corp.                                       254,281,353
                                                                 ---------------
                                                                     615,513,058
CAPITAL GOODS: 2.4%
 7,744,500 Masco Corp.                                               184,706,325
 4,389,650 Fluor Corp.                                               147,667,826
 2,170,050 Caterpillar, Inc.                                         120,784,983
   796,700 Unova, Inc./(a)/                                            8,843,370
                                                                 ---------------
                                                                     462,002,504
COMMERCIAL SERVICES & SUPPLIES: 1.4%
 3,599,300 Pitney Bowes, Inc.                                        138,249,113
 5,273,400 R.R. Donnelley & Sons Co.                                 137,846,676
                                                                 ---------------
                                                                     276,095,789
                                                                 ---------------
                                                                   1,353,611,351
TELECOMMUNICATION SERVICES: 3.4%
25,993,560 AT&T Corp.                                                500,376,030
18,467,100 AT&T Wireless Services, Inc./(a)/                         151,614,891
                                                                 ---------------
                                                                     651,990,921
CONSUMER STAPLES: 2.2%
FOOD, BEVERAGE AND TOBACCO: 2.2%
 5,193,800 Unilever N.V. ADR/(b)/ (Netherlands)                      280,465,200
11,370,509 Archer Daniels Midland Co.                                146,338,451
                                                                 ---------------
                                                                     426,803,651
UTILITIES: 1.6%
 6,505,710 American Electric Power Co., Inc.                         194,065,329
 3,539,900 TXU Corp.                                                  79,470,755
 1,679,600 Scottish Power PLC ADR/(b)/
            (United Kingdom)                                          40,831,076
                                                                 ---------------
                                                                     314,367,160
                                                                 ---------------
Total Common Stocks (cost $16,425,183,482)                        17,734,255,421
                                                                 ---------------

PREFERRED STOCKS: 2.3%
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
CONSUMER DISCRETIONARY: 2.3%
MEDIA: 2.3%
  17,552,069 News Corp. Ltd., Preferred Limited
              Voting Ordinary Shares ADR/(b)/
              (Australia)                                        $   439,679,329
                                                                 ---------------
Total Preferred Stocks (cost $394,894,856)                           439,679,329
                                                                 ---------------

SHORT-TERM INVESTMENTS: 5.7%
--------------------------------------------------------------------------------
PAR VALUE
$ 96,321,990   SSgA Prime Money Market Fund                           96,321,990
 612,302,000   State Street Repurchase Agreement,
                0.90%, 7/1/03 (Collateralized by
                U.S. Treasury Securities, value
                $624,590,636)                                        612,302,000
 100,000,000   U.S. Treasury Bills, 8/14/03                           99,875,333
 100,000,000   U.S. Treasury Bills, 9/25/03                           99,792,167
 100,000,000   U.S. Treasury Bills, 11/13/03                          99,608,125
 100,000,000   U.S. Treasury Bills, 12/18/03                          99,565,555
                                                                   -------------
Total Short-Term Investments (cost $1,107,465,170)                 1,107,465,170
                                                                   -------------

TOTAL INVESTMENTS (cost $17,927,543,508)                   99.9%  19,281,399,920
OTHER ASSETS LESS LIABILITIES                               0.1       10,938,870
                                                          -----  ---------------
TOTAL NET ASSETS                                          100.0% $19,292,338,790
                                                          -----  ---------------

/(a)/ Non-income producing
/(b)/ Foreign securities denominated in U.S. Dollars

5 / Dodge & Cox Stock Fund       See accompanying Notes to Financial Statements

Statement of Assets and Liabilities
-------------------------------------------------------------------------------

                                                                  June 30, 2003
Assets:
Investments, at market value
 (identified cost $17,927,543,508)                              $19,281,399,920
Cash                                                                 15,975,254
Receivable for investments sold                                      11,630,410
Receivable for Fund shares sold                                      52,015,864
Dividends and interest receivable                                    44,782,141
Prepaid expenses                                                         47,143
                                                                ---------------
                                                                 19,405,850,732
                                                                ---------------
Liabilities:
Payable for investments purchased                                    84,527,252
Payable for Fund shares redeemed                                     19,249,492
Management fees payable                                               7,911,039
Accounts payable                                                      1,824,159
                                                                ---------------
                                                                    113,511,942
                                                                ---------------
Net Assets                                                      $19,292,338,790
                                                                ---------------
Net Assets Consist of:
Paid in capital                                                 $18,016,807,808
Accumulated undistributed
 net investment income                                                5,047,444
Accumulated undistributed net
 realized loss on investments                                       (83,372,874)
Net unrealized appreciation on investments                        1,353,856,412
                                                                ---------------
                                                                $19,292,338,790
                                                                ---------------
Beneficial shares outstanding (par value
 $0.01 each, unlimited shares authorized)                           200,340,674
Net asset value per share                                       $         96.30

Statement of Operations
-------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                  June 30, 2003
Investment Income:
Dividends (net of foreign taxes of $3,415,118)                  $   206,648,129
Interest                                                              3,740,303
                                                                ---------------
                                                                    210,388,432
                                                                ---------------
Expenses:
Management fees (Note 2)                                             39,422,155
Custodian and fund accounting fees                                      196,315
Transfer agent fees                                                   2,089,452
Professional fees                                                        30,940
Shareholder reports                                                     353,217
Registration fees                                                       617,871
Trustees' fees (Note 2)                                                  11,250
Miscellaneous                                                            91,260
                                                                ---------------
                                                                     42,812,460
                                                                ---------------
Net Investment Income                                               167,575,972
                                                                ---------------
Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on investments                                  (79,362,019)
  Net unrealized appreciation on investments                      1,672,981,955
                                                                ---------------
   Net realized and unrealized
    gain on investments                                           1,593,619,936
                                                                ---------------
Net Increase in Net Assets from Operations                      $ 1,761,195,908
                                                                ---------------

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                            Six Months Ended         Year Ended
                                               June 30, 2003  December 31, 2002
Operations:
Net investment income                        $   167,575,972   $    206,585,411
Net realized gain (loss)                         (79,362,019)        51,787,359
Net unrealized appreciation
 (depreciation)                                1,672,981,955     (1,656,918,442)
                                             ----------------------------------
Net increase (decrease) in net
 assets from operations                        1,761,195,908     (1,398,545,672)
                                             ----------------------------------

Distributions to
Shareholders from:
Net investment income                           (166,479,798)      (202,634,141)
Net realized gain                                         --        (62,051,773)
                                             ----------------------------------
Total distributions                             (166,479,798)      (264,685,914)
                                             ----------------------------------

Beneficial Share Transactions:
Amounts received from
 sale of shares                                4,829,627,373      8,428,967,757
Net asset value of shares
issued in reinvestment of
 distributions                                   149,805,649        245,780,303
Amounts paid for
 shares redeemed                              (1,318,089,286)    (2,371,299,692)
                                             ----------------------------------
Net increase from beneficial
 share transactions                            3,661,343,736      6,303,448,368
                                             ----------------------------------
Total increase in net assets                   5,256,059,846      4,640,216,782

Net Assets:
Beginning of period                           14,036,278,944      9,396,062,162
                                             ----------------------------------
End of period (including
 undistributed net
 investment income of
 $5,047,444 and $3,951,270,
 respectively)                               $19,292,338,790   $ 14,036,278,944
                                             ----------------------------------

Shares sold                                       54,250,638         89,158,684
Shares issued in reinvestment
 of distributions                                  1,633,662          2,705,514
Shares redeemed                                  (14,957,379)       (25,931,055)
                                             ----------------------------------
Net increase in
 shares outstanding                               40,926,921         65,933,143
                                             ----------------------------------

See accompanying Notes to Financial Statements       Dodge & Cox Stock Fund / 6

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1

Dodge & Cox Stock Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with accounting principles generally accepted in the United States of America. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if not available, at the mean between the exchange listed bid and ask price; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) The Fund may enter into repurchase agreements which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed-upon date and price. In the event of default by the counterparty, the Fund has the contractual right to liquidate the securities and to apply the proceeds in satisfaction of the obligation. (g) No provision for federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other expenses of the Fund exceed 3/4 of 1% of the average daily net asset value for the year. All officers and three of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

Note 3

The federal tax character of distributions paid in the six months ended June 30, 2003 include $166,479,798 of ordinary income ($0.88 per share) and no long-term capital gain. At June 30, 2003, the tax basis components of accumulated undistributed income and net realized gain include $5,047,444 of ordinary income and no long-term capital gain. For federal tax purposes, net realized capital losses of $83,372,874 arising in the six months ended June 30, 2003 are available for offsetting capital gains realized in future periods, and will expire in 2011 if not utilized. For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $3,880,981,750 and $546,856,959, respectively. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,353,856,412 of which $2,401,172,184 represented appreciated securities and $1,047,315,772 represented depreciated securities.

The financial information has been taken from the records of the Fund and has not been audited by the Fund's independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by the Fund's independent accountants as of the close of the calendar year.

7 / Dodge & Cox Stock Fund

Financial Highlights
--------------------------------------------------------------------------------------------------------------
SELECTED DATA AND RATIOS (for a share                Six Months
outstanding throughout each period)              Ended June 30,                        Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                                          2003      2002      2001     2000     1999      1998
Net asset value, beginning of period                    $88.05   $100.51    $96.67  $100.52   $90.70    $94.57
Income from investment operations:
 Net investment income                                    0.88      1.53      1.72     2.06     1.49      1.57
 Net realized and unrealized gain (loss)                  8.25    (12.06)     7.05    13.28    16.51      3.54
                                                       -------------------------------------------------------
 Total from investment operations                         9.13    (10.53)     8.77    15.34    18.00      5.11
                                                       -------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                   (0.88)    (1.51)    (1.73)   (2.09)   (1.48)    (1.56)
 Net realized gain                                         --      (0.42)    (3.20)  (17.10)   (6.70)    (7.42)
                                                       ------------------------------------------------------
 Total distributions                                     (0.88)    (1.93)    (4.93)  (19.19)   (8.18)    (8.98)
                                                       -------------------------------------------------------
Net asset value, end of period                          $96.30    $88.05   $100.51   $96.67  $100.52    $90.70
                                                       -------------------------------------------------------
Total return                                             10.43%   (10.52)%    9.33%   16.30%   20.20%     5.39%
Ratios/supplemental data:
 Net assets, end of period (millions)                  $19,292   $14,036    $9,396   $5,728   $4,625    $4,355
 Ratio of expenses to average net assets                   .54%*     .54%      .54%     .54%     .55%      .57%
 Ratio of net investment income to average net
  assets                                                  2.13%*    1.74%     1.80%    2.13%    1.46%     1.63%
 Portfolio turnover rate                                     4%       13%       10%      32%      18%       19%
--------------------------------------------------------------------------------------------------------------

*Annualized

                                                     Dodge & Cox Stock Fund / 8

                      THIS PAGE INTENTIONALLY LEFT BLANK

9 / Dodge & Cox Stock Fund

                      THIS PAGE INTENTIONALLY LEFT BLANK

                                                     Dodge & Cox Stock Fund / 10

Officers and Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

William F. Ausfahl, Trustee
Former CFO and member of Board of Directors, The Clorox Company

L. Dale Crandall, Trustee
Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Trustee
Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

A. Horton Shapiro, Executive Vice President
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President
Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President
Executive Vice President, Dodge & Cox

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

            D O D G E & C O X                       D O D G E & C O X
            -----------------                       -----------------
              Balanced Fund
                                                      Balanced Fund
                                                    Established 1931

           www.dodgeandcox.com
     For Fund literature and account
      information, please visit the
            Funds' web site.

            or write or call:

            Dodge & Cox Funds
   c/o Boston Financial Data Services
              P.O. Box 8422
          Boston, Massachusetts
               02266-8422
             (800) 621-3979

           Investment Manager
               Dodge & Cox
           One Sansome Street
               35th Floor
        San Francisco, California
               94104-4443
             (415) 981-1710

    This report is submitted for the
       general information of the
        shareholders of the Fund.
    The report is not authorized for
       distribution to prospective
      investors in the Fund unless
     it is accompanied by a current
               prospectus.

        This report reflects our
      views, opinions and portfolio
      holdings as of June 30, 2003,
    the end of the reporting period.
       The information provided is
       not a complete analysis of
      every aspect of any industry,
    security or the Fund. The Fund's
        portfolio composition may                  Semi-Annual Report
     change depending on market and                   June 30, 2003
      economic conditions. Although
      historical performance is no                        2003
      guarantee of future results,
       these insights may help you                 ------------------
        understand our investment                  ------------------
         management philosophy.                    ------------------

6/03 BF SAR Printed on recycled paper

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Balanced Fund had a total return of 12.3% for the second quarter of 2003, compared to a total return of 10.1% for the Combined Index/1/. For the six months ended June 30, 2003, the Fund had a total return of 9.1%, compared to a total return of 8.7% for the Combined Index. At quarter-end, the Fund's total net assets of $9.7 billion were invested in 66% stocks, 25% fixed-income securities and 9% cash equivalents.

Second Quarter Performance Review
Equity Performance Review
Rebounding from a very difficult first quarter, the equity portion of the Balanced Fund had one of its best three-month results in the past ten years and outperformed the S&P 500's return of 15.4%. The equity portfolio's technology holdings were the key driver behind this outperformance. Although the portfolio is moderately underweight the S&P 500 in technology, the portfolio benefited from its investments in Avaya (up 217%), Compuware (up 69%) and Hewlett-Packard (up 37%). The equity portfolio's technology holdings were up more than 30%, compared to the S&P 500's technology sector gain of 18%. Outside of the technology sector strong individual contributors to return included: McDonald's (up 53%), Capital One Financial (up 64%), Akzo Nobel (up 38%), and CIT Group (up 47%). Detractors from performance relative to the S&P 500 during the quarter were limited to a handful of individual stocks including, HCA-The Healthcare Company (down 23%), Sony (down 20%), and Unilever (down 8%).

Fixed-Income Performance Review
The fixed-income portion of the Fund performed slightly better during the quarter than the Lehman Brothers Aggregate Bond Index's (LBAG) return of 2.5%. The fixed-income portfolio's overweight position in corporate securities contributed to relative performance as yield premiums on corporate bonds in aggregate narrowed significantly relative to U.S. Treasuries. Good security selection also contributed as most of the portfolio's corporate holdings outperformed the Lehman Credit Index (corporate plus sovereign securities). The fixed-income portfolio was hurt by its overweight position in mortgage-backed securities, which slightly underperformed short U.S. Treasuries, due in part to falling interest rates. Finally, as interest rates fell in the second quarter, the portfolio's shorter duration/2/ meant that on average the Fund's fixed-income holdings appreciated less than the broad market. However, the portfolio's higher-than-market yield contributed to relative returns.

Strategy
As to the future for the equity market, we remain on the cautious side. Our caution is a function of market valuations still being at high levels (the price-to-sales ratio for the S&P Industrials is 1.4 times versus 0.6 times for the equity portfolio) and questions surrounding the drivers of short-term earnings growth.

We are, however, optimistic about the long-term prospects for global economic growth. Over the long term, the real economic opportunity appears to be outside of the United States--and more specifically, outside of the developed world of Western Europe, North America and Japan. Much of the developing world (over 80% of the world's population) is transforming to some form of free market system. Key ingredients are economic and political freedoms, which are increasing in many areas. The ever-declining costs of communications and computing power serve as catalysts for increasing the pace of change. Isolation is ending, as the transfer of knowledge is becoming easier and quicker. Improvements in infrastructure (transportation, electric power, telecommunications, etc.) are occurring rapidly in many regions. This shift in the developing world is not just about exports (production), but also about the development of large internal markets (consumption). The prospects for incremental demand are substantial. The U.S. consumer, having been the prime driver of global demand in recent years, will in the future become less important.

In this increasingly integrated world, it is critical that we evaluate a company's business opportunities on a global basis. A great number of the companies in the Fund's equity portfolio will benefit from growth in overseas markets, in areas as diverse as restaurants and consumer goods, to business services, industrial goods, technology and energy. McDonald's growth in non-U.S. markets is four times the rate of growth in the U.S., of course from a smaller base, yet growing in importance over time. Sony has long been one of the dominant innovators and producers of consumer electronics worldwide. Whirlpool has a large, well established manufacturing base in Brazil, allowing them to participate cost-effectively in Latin American markets. News Corp. is building on its expertise from the successful businesses of Fox in the U.S. and Sky in the U.K., and attempting to build similar franchises in Italy, Asia and Latin America. Revenues from Dow Chemical's non-U.S. customers are 59% of its total revenue base, and Alcoa now controls about 15% of the world's aluminum capacity, approximately 60% of which is located overseas.

1 / Dodge & Cox Balanced Fund

--------------------------------------------------------------------------------

Our trades in the Fund's fixed-income portfolio this quarter fulfilled three strategic objectives: reduce overall portfolio duration, selectively trim corporate exposure, and maintain the portfolio's mortgage sector exposure.

First, we continued to lower the fixed-income portfolio's duration during the quarter as the decline in Treasury rates seemed to imply a weaker economic and inflationary outlook than we believe was warranted. We incrementally reduced duration through the sale of several corporate holdings. The sales of corporate holdings were made primarily to facilitate a decrease in portfolio duration, but also in recognition of the higher valuations accorded some of these issuers in the aftermath of eight months of very strong relative performance in the corporate sector.

Finally, we are maintaining the fixed-income portfolio's overweight position in mortgage securities. With prepayments at all-time high levels, we have experienced significant return of principal on our mortgage-backed holdings. This means we need to purchase mortgage securities simply to maintain a fixed, target allocation. With these purchases, and with the Fund's mortgage holdings in general, we have emphasized mortgage-backed securities that may perform relatively well in a rising interest rate environment.

In Closing
Thank you for the continued confidence you have placed in our firm as a shareholder of the Balanced Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey                     /s/ John A. Gunn
-----------------------------          ----------------------------
    Harry R. Hagey, Chairman               John A. Gunn, President

July 31, 2003

Ten Years of Investment Performance
--------------------------------------------------------------------------------
through June 30, 2003 (in thousands)

                        [PERFORMANCE GRAPH APPEARS HERE]

                                                               Dodge & Cox
                     S&P 500       LBAG      Combined Index    Balanced Fund
                     -------     --------    --------------    -------------
          Jun-93     $10,000     $10,000        $10,000           $10,000
          Jun-94     $10,473     $10,064        $10,312           $10,605
          Jun-95     $13,237     $11,215        $12,402           $12,862
          Jun-96     $15,390     $11,692        $13,816           $13,995
          Jun-97     $21,684     $12,611        $17,523           $17,554
          Jun-98     $28,226     $13,940        $21,418           $20,255
          Jun-99     $34,645     $14,376        $24,672           $22,868
          Jun-00     $37,167     $15,033        $26,266           $22,697
          Jun-01     $31,652     $16,721        $25,010           $28,000
          Jun-02     $25,973     $18,167        $23,073           $28,802
          Jun-03     $26,039     $20,056        $24,192           $30,436

- Dodge & Cox Balanced Fund $30,436
- S&P 500 $26,039
- Combined Index $24,192
- LBAG $20,056

Average annual total return for periods ended June 30, 2003

                                             1 Year  5 Years  10 Years  20 Years
--------------------------------------------------------------------------------
Dodge & Cox Balanced Fund                    5.64%    8.48%    11.77%    12.87%
Combined Index                               4.85     2.47      9.24     11.46
S&P 500                                      0.25    -1.60     10.04     12.21
Lehman Brothers Aggregate
 Bond Index (LBAG)                          10.40     7.54      7.21      9.54
--------------------------------------------------------------------------------

For updated performance figures see "Prices and Performance" at www.dodgeandcox.com, or call Dodge & Cox Funds at 1-800-621-3979.

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.; Standard & Poor's, Standard & Poor's 500, and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

/1/ The Combined Index reflects an unmanaged portfolio of 60% of the Standard &
    Poor's 500 Index (S&P 500), which is an unmanaged index of common stock prices, and 40% of the Lehman Brothers Aggregate Bond Index (LBAG), which is an unmanaged index of investment-grade fixed-income securities. The Balanced Fund may, however, invest up to 75% of its total assets in stocks.
/2/ Duration is a measurement of price sensitivity to changes in interest rates.

                                                  Dodge & Cox Balanced Fund / 2

Fund Information                                                   June 30, 2003
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                 $65.32
Total Net Assets (millions)                                               $9,671
30-Day SEC Yield/1/                                                        2.06%
2002 Expense Ratio                                                         0.53%
2002 Portfolio Turnover                                                      25%
Fund Inception Date                                                         1931

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose ten members' average tenure at Dodge & Cox is 22 years, and by the Fixed-Income Strategy Committee, whose eleven members' average tenure is 14 years.

Asset Allocation
--------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]
Stocks:                                                                    65.7%
Fixed-Income Securities:                                                   25.0%
Cash Equivalents:                                                           9.3%

Stock Portfolio (65.7% of Fund)
--------------------------------------------------------------------------------
Number of Stocks                                                              83
Median Market Capitalization                                         $10 billion
Price-to-Earnings Ratio/2/                                                   15x
Price-to-Book Value                                                         1.8x
Foreign Stocks/3/ (% of Fund)                                               8.0%

Five Largest Sectors                                                   % of Fund
--------------------------------------------------------------------------------
Consumer Discretionary                                                      14.8
Financials                                                                  12.8
Information Technology                                                       9.1
Materials                                                                    6.9
Energy                                                                       6.1

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
McDonald's                                                                   1.7
AT&T                                                                         1.7
Dow Chemical                                                                 1.7
Xerox                                                                        1.7
Hewlett-Packard                                                              1.6
Bank One                                                                     1.6
News Corp. Ltd., Pref. ADR (Australia)                                       1.6
Comcast                                                                      1.5
FedEx                                                                        1.5
Golden West Financial                                                        1.4

Fixed-Income Portfolio                                           (25.0% of Fund)
--------------------------------------------------------------------------------
Number of Fixed-Income Securities                                            155
Average Quality                                                              AA-
Average Maturity                                                       7.0 years
Effective Duration                                                     3.7 years

Credit Quality Ratings/5/                                              % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                       14.1
Aaa/AAA                                                                      0.2
Aa/AA                                                                        0.1
A/A                                                                          1.8
Baa/BBB                                                                      7.1
Ba/BB                                                                        1.0
B/B and below                                                                0.7

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                          2.7
Federal Agency CMO and REMIC/4/                                              4.7
Federal Agency Mortgage Pass-Through                                         6.8
Asset-Backed                                                                 0.1
Corporate                                                                   10.7

/1/ SEC Yield is an annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ The Fund's price-to-earnings (P/E) ratio is calculated using Dodge & Cox's estimated forward earnings and excludes extraordinary items.
/3/ All U.S. dollar-denominated.
/4/ Collateralized Mortgage Obligation and Real Estate Mortgage Investment
    Conduit.
/5/ For presentation purposes only: when a security is split-rated, the lower of either the Moody's or Standard & Poor's rating is reported.

3 / Dodge & Cox Balanced Fund

Portfolio of Investments                                           June 30, 2003

--------------------------------------------------------------------------------
COMMON STOCKS: 64.1%
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
CONSUMER DISCRETIONARY: 13.2%
CONSUMER DURABLES & APPAREL: 4.1%
   4,386,100 Sony Corp. ADR/(b)/ (Japan)                          $  122,810,800
   1,477,500 Whirlpool Corp.                                          94,116,750
   8,346,300 Matsushita Electric Industrial Co., Ltd. ADR/(b)/
               (Japan)                                                83,880,315
   2,056,500 Eastman Kodak Co.                                        56,245,275
   1,097,400 VF Corp.                                                 37,278,678
                                                                  --------------
                                                                     394,331,818
RETAILING: 2.5%
   4,924,350 May Department Stores Co.                               109,616,031
   3,552,400 Gap, Inc.                                                66,643,024
   2,550,250 Nordstrom, Inc.                                          49,780,880
   1,461,400 Dillard's, Inc. Class A                                  19,685,058
                                                                  --------------
                                                                     245,724,993
MEDIA: 2.3%
   4,811,909 Comcast Corp./(a)/                                      145,223,414
   4,675,900 AOL Time Warner, Inc./(a)/                               75,235,231
                                                                  --------------
                                                                     220,458,645
HOTELS, RESTAURANTS & LEISURE: 2.1%
   7,592,950 McDonald's Corp.                                        167,500,477
   5,314,826 InterContinental Hotels Group PLC ADR/(b)/
               (United Kingdom)                                       38,798,230
                                                                  --------------
                                                                     206,298,707
AUTOMOBILES & COMPONENTS: 1.1%
   8,413,720 Delphi Automotive Systems Corp.                          72,610,403
   2,754,630 Ford Motor Co.                                           30,273,384
                                                                  --------------
                                                                     102,883,787
TRADING COMPANIES & DISTRIBUTORS: 1.1%
   3,335,450 Genuine Parts Co.                                       106,767,754
                                                                  --------------
                                                                   1,276,465,704
FINANCIALS: 12.8%
BANKS: 4.7%
   4,250,600 Bank One Corp.                                          158,037,308
   1,675,200 Golden West Financial Corp.                             134,032,752
   2,876,400 Wachovia Corp.                                          114,940,944
     861,450 Wells Fargo & Co.                                        43,417,080
                                                                  --------------
                                                                     450,428,084
INSURANCE: 4.0%
   2,267,000 Loews Corp.                                             107,206,430
   2,594,200 St. Paul Companies, Inc.                                 94,714,242
   1,751,500 Torchmark Corp.                                          65,243,375
     783,912 Chubb Corp.                                              47,034,720
   3,495,000 UNUMProvident Corp.                                      46,867,950
     562,750 MBIA, Inc.                                               27,434,063
                                                                  --------------
                                                                     388,500,780
DIVERSIFIED FINANCIALS: 2.3%
   2,290,200 Capital One Financial Corp.                             112,632,036
   4,476,500 CIT Group, Inc.                                         110,345,725
                                                                  --------------
                                                                     222,977,761

SHARES                                                              MARKET VALUE
REAL ESTATE: 1.8%
   3,908,000 Equity Office Properties Trust                       $  105,555,080
   2,600,600 Equity Residential Properties Trust                      67,485,570
                                                                  --------------
                                                                     173,040,650
                                                                  --------------
                                                                   1,234,947,275
INFORMATION TECHNOLOGY: 9.1%
TECHNOLOGY HARDWARE & EQUIPMENT: 7.0%
  15,102,150 Xerox Corp./(a)/                                        159,931,768
   7,446,255 Hewlett-Packard Co.                                     158,605,232
  11,957,900 Corning, Inc./(a)/                                       88,368,881
   7,100,000 Motorola, Inc.                                           66,953,000
   2,955,550 Thermo Electron Corp./(a)/                               62,125,661
   2,303,625 NCR Corp./(a)/                                           59,018,873
   1,748,600 Storage Technology Corp./(a)/                            45,008,964
   5,842,850 Avaya, Inc./(a)/                                         37,744,811
                                                                  --------------
                                                                     677,757,190
SOFTWARE & SERVICES: 2.1%
   3,371,000 Electronic Data Systems                                  72,307,950
   1,856,400 Computer Sciences Corp./(a)/                             70,765,968
   6,937,800 Compuware Corp./(a)/                                     40,031,106
     875,900 Computer Associates International, Inc.                  19,515,052
                                                                  --------------
                                                                     202,620,076
                                                                  --------------
                                                                     880,377,266
MATERIALS: 6.9%
CHEMICALS: 4.6%
   5,362,959 Dow Chemical Co.                                        166,037,210
   4,178,800 Akzo Nobel N.V. ADR/(b)/ (Netherlands)                  111,365,020
   2,102,600 Rohm and Haas Co.                                        65,243,678
   1,654,300 Engelhard Corp.                                          40,977,011
   1,516,920 NOVA Chemicals Corp./(b)/ (Canada)                       28,882,157
   2,333,400 Syngenta A.G. ADR/(b)/ (Switzerland)                     23,660,676
     321,400 Lubrizol Corp.                                            9,960,186
                                                                  --------------
                                                                     446,125,938
METALS AND MINING: 1.6%
   1,115,400 Rio Tinto PLC ADR/(b)/ (United Kingdom)                  85,383,870
   2,587,200 Alcoa, Inc.                                              65,973,600
                                                                  --------------
                                                                     151,357,470
PAPER AND FOREST PRODUCTS: 0.7%
   1,267,800 International Paper Co.                                  45,298,494
     960,300 Boise Cascade Corp.                                      22,951,170
                                                                  --------------
                                                                      68,249,664
                                                                  --------------
                                                                     665,733,072
ENERGY: 6.1%
   2,124,900 ConocoPhillips                                          116,444,520
   3,410,900 Occidental Petroleum Corp.                              114,435,695
   1,506,308 ChevronTexaco Corp.                                     108,755,438
   3,490,100 Unocal Corp.                                            100,130,969
   1,589,900 Amerada Hess Corp.                                       78,191,282
   2,053,400 Baker Hughes, Inc.                                       68,932,638
                                                                  --------------
                                                                     586,890,542

See accompanying Notes to Financial Statements     Dodge & Cox Balanced Fund / 4

Portfolio of Investments                                          June 30, 2003

--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
HEALTH CARE: 5.7%
PHARMACEUTICALS & BIOTECHNOLOGY: 3.0%
   7,050,350 Schering-Plough Corp.                                $  131,136,510
   2,060,000 Bristol-Myers Squibb Co.                                 55,929,000
   1,555,492 Pfizer Inc.                                              53,120,052
   1,123,300 Wyeth                                                    51,166,315
                                                                  --------------
                                                                     291,351,877
HEALTH CARE EQUIPMENT & SERVICES: 2.7%
   4,071,000 HCA-The Healthcare Company                              130,434,840
     700,900 WellPoint Health Networks, Inc./(a)/                     59,085,870
   1,373,100 Becton, Dickinson & Co.                                  53,344,935
     472,541 Bausch & Lomb, Inc.                                      17,720,287
                                                                  --------------
                                                                     260,585,932
                                                                  --------------
                                                                     551,937,809
INDUSTRIALS: 5.1%
TRANSPORTATION: 2.3%
   2,269,750 FedEx Corp.                                             140,792,592
   1,455,000 Union Pacific Corp.                                      84,419,100
                                                                  --------------
                                                                     225,211,692
CAPITAL GOODS: 1.8%
   1,840,300 Fluor Corp.                                              61,907,692
   2,458,700 Masco Corp.                                              58,639,995
     808,800 Caterpillar, Inc.                                        45,017,808
     624,200 Unova, Inc./(a)/                                          6,928,620
                                                                  --------------
                                                                     172,494,115
COMMERCIAL SERVICES & SUPPLIES: 1.0%
   2,036,500 R.R. Donnelley & Sons Co.                                53,234,110
   1,203,150 Pitney Bowes, Inc.                                       46,212,992
                                                                  --------------
                                                                      99,447,102
                                                                  --------------
                                                                     497,152,909
TELECOMMUNICATION SERVICES: 2.4%
   8,650,280 AT&T Corp.                                              166,517,890
   7,949,500 AT&T Wireless Services, Inc./(a)/                        65,265,395
                                                                  --------------
                                                                     231,783,285
CONSUMER STAPLES: 1.5%
FOOD, BEVERAGE AND TOBACCO: 1.5%
   1,761,400 Unilever N.V. ADR/(b)/ (Netherlands)                     95,115,600
   4,021,353 Archer Daniels Midland Co.                               51,754,813
                                                                  --------------
                                                                     146,870,413
UTILITIES: 1.3%
   2,368,880 American Electric Power Co., Inc.                        70,663,690
   1,686,100 TXU Corp.                                                37,852,945
     600,000 Scottish Power PLC ADR/(b)/ (United Kingdom)             14,586,000
                                                                  --------------
                                                                     123,102,635
                                                                  --------------
Total Common Stocks (cost $5,485,596,664)                          6,195,260,910
                                                                  --------------

PREFERRED STOCKS: 1.6%
SHARES                                                              MARKET VALUE
CONSUMER DISCRETIONARY: 1.6%
MEDIA: 1.6%
   6,257,900 News Corp. Ltd., Preferred Limited Voting
               Ordinary Shares ADR/(b)/ (Australia)                $ 156,760,395
                                                                   -------------
Total Preferred Stocks (cost $130,935,524)                           156,760,395
                                                                   -------------

--------------------------------------------------------------------------------
FIXED-INCOME SECURITIES: 25.0%
--------------------------------------------------------------------------------
PAR VALUE                                                           MARKET VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 2.7%
U.S. TREASURY: 1.8%
 $22,669,946 U.S. Treasury Inflation-Indexed Note, 3.00%,
                7/15/12                                           $   24,982,983
  38,000,000 U.S. Treasury Notes, 3.00%, 1/31/04                      38,443,840
  75,000,000 U.S. Treasury Notes, 3.375%, 4/30/04                     76,473,600
  26,515,000 U.S. Treasury Notes, 7.25%, 8/15/04                      28,343,077
   8,500,000 U.S. Treasury Notes, 3.50%, 11/15/06                      8,959,867
                                                                  --------------
                                                                     177,203,367
GOVERNMENT AGENCY: 0.9%
   4,935,000 Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds,
               9.75%, 11/15/14                                         6,520,961
   9,000,000 Federal Home Loan Mtge. Corp.,
               6.25%, 7/15/32                                         10,589,625
  10,647,589 Govt. Small Business Admin. 504 Series 00-20I,
               7.21%, 9/1/20                                          12,268,904
   5,458,891 Govt. Small Business Admin. 504 Series 96-20L,
               6.70%, 12/1/16                                          6,070,307
   9,450,267 Govt. Small Business Admin. 504 Series 97-20F,
               7.20%, 6/1/17                                          10,690,805
  11,317,415 Govt. Small Business Admin. 504 Series 97-20I,
               6.90%, 9/1/17                                          12,715,233
  13,201,787 Govt. Small Business Admin. 504 Series 98-20D,
               6.15%, 4/1/18                                          14,556,984
   7,021,411 Govt. Small Business Admin. 504 Series 98-20I,
               6.00%, 9/1/18                                           7,716,408
                                                                  --------------
                                                                      81,129,227
                                                                  --------------
                                                                     258,332,594
FEDERAL AGENCY CMO AND REMIC/(c)/: 4.7%
     221,371 Federal Home Loan Mtge. Corp., 6.00%, 1/15/07               222,239
   4,511,469 Federal Home Loan Mtge. Corp., 7.25%, 4/15/07             4,663,192
   8,458,757 Federal Home Loan Mtge. Corp., 6.50%, 5/15/08             8,816,181
   9,327,193 Federal Home Loan Mtge. Corp., 6.50%, 5/15/08             9,807,715
  19,380,000 Federal Home Loan Mtge. Corp., 6.50%, 10/15/08           20,050,094
  14,655,200 Federal Home Loan Mtge. Corp., 5.50%, 12/15/13           15,054,501
  15,000,000 Federal Home Loan Mtge. Corp., 5.50%, 2/15/14            15,293,436
  24,259,618 Federal Home Loan Mtge. Corp., 6.00%, 12/15/14           24,784,393

5 / Dodge & Cox Balanced Fund    See accompanying Notes to Financial Statements

Portfolio of Investments                                          June 30, 2003

-------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (continued)
-------------------------------------------------------------------------------
PAR VALUE                                                          MARKET VALUE
FEDERAL AGENCY CMO AND REMIC (continued)
$ 4,418,454 Federal Home Loan Mtge. Corp., 6.50%, 5/15/21          $  4,486,505
 24,675,340 Federal Home Loan Mtge. Corp., 6.25%, 9/15/22            25,122,549
 28,000,000 Federal Home Loan Mtge. Corp., 7.00%, 8/25/23            30,364,776
  1,095,627 Federal Natl. Mtge. Assn., 5.00%, 1/1/06                  1,121,297
  4,083,128 Federal Natl. Mtge. Assn., 7.50%, 2/25/07                 4,312,440
    240,176 Federal Natl. Mtge. Assn., 6.50%, 4/1/09                    250,197
 21,496,166 Federal Natl. Mtge. Assn., 5.50%, 10/25/09               21,597,636
 11,372,069 Federal Natl. Mtge. Assn., 5.50%, 6/25/11                11,454,578
 19,718,963 Federal Natl. Mtge. Assn., 5.75%, 8/25/12                19,831,146
 20,000,000 Federal Natl. Mtge. Assn., 5.50%, 11/25/13               20,559,936
 12,715,000 Federal Natl. Mtge. Assn., 7.00%, 6/17/22                13,124,658
 18,996,619 Federal Natl. Mtge. Assn., 7.00%, 6/25/32                20,712,261
 19,957,723 Federal Natl. Mtge. Assn., 7.50%, 2/25/41                22,271,582
 22,538,523 Federal Natl. Mtge. Assn., 7.50%, 7/25/41                25,151,594
  9,045,317 Federal Natl. Mtge. Assn., 7.00%, 9/25/41                 9,862,227
 20,300,933 Federal Natl. Mtge. Assn., 7.00%, 6/25/42                22,134,371
 20,552,340 Federal Natl. Mtge. Assn., 7.00%, 6/25/42                22,408,484
 44,593,729 Federal Natl. Mtge. Assn., 6.50%, 7/25/42                48,035,830
 18,986,207 Federal Natl. Mtge. Assn., 7.00%, 7/25/42                20,700,908
  3,354,849 Veterans Affairs Vendee Mtge. Trust, 7.21%, 2/15/25       3,685,713
  2,254,740 Veterans Affairs Vendee Mtge. Trust, 8.793%, 6/15/25      2,514,441
                                                                   ------------
                                                                    448,394,880
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 6.8%
     10,032 Federal Home Loan Mtge. Corp., 7.50%, 7/1/06                 10,116
     12,812 Federal Home Loan Mtge. Corp., 7.25%, 1/1/08                 13,137
     18,387 Federal Home Loan Mtge. Corp., 7.50%, 2/1/08                 19,288
    292,458 Federal Home Loan Mtge. Corp., 8.00%, 2/1/08                310,313
  4,448,830 Federal Home Loan Mtge. Corp., 7.00%, 5/1/08              4,711,087
  7,017,865 Federal Home Loan Mtge. Corp., 7.00%, 12/1/08             7,411,041
  2,259,743 Federal Home Loan Mtge. Corp., 6.50%, 2/1/09              2,388,084
  5,325,206 Federal Home Loan Mtge. Corp., 7.00%, 8/1/09              5,665,571
  5,830,969 Federal Home Loan Mtge. Corp., 6.00%, 9/1/09              6,081,268
    250,456 Federal Home Loan Mtge. Corp., 8.75%, 5/1/10                270,135
  1,125,987 Federal Home Loan Mtge. Corp., 8.00%, 11/1/10             1,195,315
 11,627,698 Federal Home Loan Mtge. Corp., 6.00%, 9/1/12             12,128,498
 17,100,064 Federal Home Loan Mtge. Corp., 6.00%, 10/1/13            17,824,622
 23,532,954 Federal Home Loan Mtge. Corp., 6.00%, 4/1/14             24,530,085

PAR VALUE                                                          MARKET VALUE
$19,753,359 Federal Home Loan Mtge. Corp., 6.50%, 7/1/14           $ 20,763,998
  3,866,865 Federal Home Loan Mtge. Corp., 7.00%, 4/1/15              4,083,181
 13,682,909 Federal Home Loan Mtge. Corp., 6.00%, 9/1/15             14,273,363
 15,752,780 Federal Home Loan Mtge. Corp., 6.00%, 5/1/16             16,433,532
    162,304 Federal Home Loan Mtge. Corp., 8.25%, 2/1/17                173,973
 91,210,000 Federal Home Loan Mtge. Corp., 6.00%, 5/1/17             94,859,949
 50,000,000 Federal Home Loan Mtge. Corp., 6.50%, 12/1/17            52,517,097
  3,259,165 Federal Home Loan Mtge. Corp., 7.75%, 7/25/21             3,481,995
  1,682,615 Federal Home Loan Mtge. Corp., 8.50%, 1/1/23              1,809,032
  1,752,535 Federal Home Loan Mtge. Corp., 7.47%, 3/1/23              1,869,927
 10,372,365 Federal Natl. Mtge. Assn., 5.57%, 1/1/06                 11,062,648
  1,148,000 Federal Natl. Mtge. Assn., 7.50%, 9/1/07                  1,201,762
  1,854,104 Federal Natl. Mtge. Assn., 7.00%, 12/1/07                 1,958,482
  3,186,286 Federal Natl. Mtge. Assn., 7.00%, 12/1/07                 3,367,084
  1,901,592 Federal Natl. Mtge. Assn., 6.50%, 5/1/08                  2,019,093
 21,355,916 Federal Natl. Mtge. Assn., 5.965%, 10/1/08               23,974,920
  3,650,347 Federal Natl. Mtge. Assn., 5.606%, 11/1/08                4,059,810
  5,135,047 Federal Natl. Mtge. Assn., 6.50%, 11/1/08                 5,452,348
  2,633,459 Federal Natl. Mtge. Assn., 6.00%, 1/1/09                  2,765,364
  8,806,294 Federal Natl. Mtge. Assn., 6.041%, 1/1/09                 9,973,596
    608,939 Federal Natl. Mtge. Assn., 8.00%, 1/1/09                    649,624
    354,361 Federal Natl. Mtge. Assn., 7.50%, 8/1/10                    375,648
  3,266,086 Federal Natl. Mtge. Assn., 7.00%, 7/1/11                  3,451,412
 10,501,159 Federal Natl. Mtge. Assn., 6.50%, 8/1/11                 11,116,783
 15,534,084 Federal Natl. Mtge. Assn., 6.50%, 1/1/12                 16,399,292
 31,326,974 Federal Natl. Mtge. Assn., 6.017%, 4/1/12                35,733,310
  9,193,867 Federal Natl. Mtge. Assn., 6.50%, 1/1/13                  9,725,972
 30,068,850 Federal Natl. Mtge. Assn., 5.50%, 2/1/14                 31,386,441
 19,274,163 Federal Natl. Mtge. Assn., 6.00%, 3/1/14                 20,162,959
 40,995,406 Federal Natl. Mtge. Assn., 5.50%, 9/1/14                 42,791,789
 21,272,915 Federal Natl. Mtge. Assn., 5.50%, 8/1/15                 22,205,075
 31,778,971 Federal Natl. Mtge. Assn., 5.50%, 8/1/15                 33,171,498
  9,076,113 Federal Natl. Mtge. Assn., 6.50%, 8/1/15                  9,580,156
 15,999,463 Federal Natl. Mtge. Assn., 6.00%, 7/1/16                 16,699,194
    747,697 Federal Natl. Mtge. Assn., 7.50%, 7/1/19                    791,397
  4,268,905 Govt. Natl. Mtge. Assn., 7.50%, 1/15/08                   4,534,855
  8,922,771 Govt. Natl. Mtge. Assn., 6.50%, 7/15/09                   9,482,947
  1,053,906 Govt. Natl. Mtge. Assn., 7.97%, 4/15/20                   1,150,340
    989,719 Govt. Natl. Mtge. Assn., 7.97%, 5/15/20                   1,080,281
    682,704 Govt. Natl. Mtge. Assn., 7.97%, 8/15/20                     745,172
    989,530 Govt. Natl. Mtge. Assn., 7.97%, 8/15/20                   1,080,074
  1,270,532 Govt. Natl. Mtge. Assn., 7.97%, 10/15/20                  1,386,788
  1,067,130 Govt. Natl. Mtge. Assn., 7.97%, 1/15/21                   1,164,256
 15,467,641 Govt. Natl. Mtge. Assn., 7.50%, 11/15/24                 16,568,626
  7,889,463 Govt. Natl. Mtge. Assn., 7.50%, 10/15/25                  8,447,311
                                                                   ------------
                                                                    658,540,914

See accompanying Notes to Financial Statements    Dodge & Cox Balanced Fund / 6

Portfolio of Investments
                                                                  June 30, 2003

-------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (continued)
-------------------------------------------------------------------------------
PAR VALUE                                                          MARKET VALUE
ASSET-BACKED SECURITIES: 0.1%
$13,914,540 Union Planters Mortgage Finance Corp., 7.70%,
             12/25/24                                              $ 15,356,833
CORPORATE: 10.7%
INDUSTRIAL: 5.7%
 31,975,000 AOL Time Warner, Inc., 7.625%, 4/15/31                   36,902,507
  5,500,000 AOL Time Warner, Inc., 7.70%, 5/1/32                      6,420,876
 27,000,000 AT&T Corp./(h)/, 7.30%, 11/15/11                         30,864,024
 35,000,000 AT&T Corp./(h)/, 8.00%, 11/15/31                         39,686,115
  7,550,000 AT&T Wireless Services, Inc., 8.75%, 3/1/31               9,332,291
 17,000,000 American Home Products Corp., 6.70%, 3/15/11             19,944,502
 20,000,000 Comcast Corp., 5.30%, 1/15/14                            20,568,840
 25,275,000 Dillard's, Inc., 7.375%, 6/1/06                          25,401,375
  3,500,000 Dillard's, Inc., 7.13%, 8/1/18                            3,045,000
 25,750,000 HCA-The Healthcare Company, 8.75%, 9/1/10                29,995,531
  5,000,000 HCA-The Healthcare Company, 7.875%, 2/1/11                5,599,540
 16,880,000 Health Net, Inc., 8.375%, 4/15/11                        20,517,370
 25,850,000 Hewlett-Packard Co., 5.50%, 7/1/07                       28,573,298
 18,500,000 Lockheed Martin Corp., 7.65%, 5/1/16                     23,542,101
  5,900,000 May Department Stores Co., 7.625%, 8/15/13                7,270,948
  8,000,000 May Department Stores Co., 7.45%, 10/15/16                9,771,936
 16,000,000 May Department Stores Co., 8.125%, 8/15/35,
             Callable 2015                                           19,199,056
 10,440,000 May Department Stores Co., 7.875%, 8/15/36,
             Callable 2016                                           12,194,870
 15,000,000 Nordstrom, Inc., 8.95%, 10/15/05                         17,130,300
 34,610,000 Raychem Corp., 8.20%, 10/15/08                           37,724,900
 35,000,000 Raytheon Co., 6.75%, 8/15/07                             39,618,005
 22,500,000 Time Warner Entertainment, 8.375%, 7/15/33               29,104,627
 12,500,000 Walt Disney Co., 7.55%, 7/15/93, Callable 2023           15,007,300
 25,000,000 Xerox Corp., 5.50%, 11/15/03                             25,125,000
 23,578,000 Xerox Corp., 5.25%, 12/15/03                             23,636,945
 10,000,000 Xerox Corp., 7.20%, 4/1/16                                9,600,000
                                                                   ------------
                                                                    545,777,257
FINANCE: 4.2%
 13,525,000 Bank One Capital III/(d)/, 8.75%, 9/1/30                 18,553,730
 12,275,000 Bank One Corp., 6.50%, 2/1/06                            13,626,465
 14,550,000 BankAmerica Capital II/(d)/, 8.00%, 12/15/26,
             Callable 2006                                           17,026,410
 14,000,000 Boston Properties, Inc., 6.25%, 1/15/13                  15,330,812
 15,000,000 Boston Properties, Inc./(e)/, 5.625%, 4/15/15            15,509,580
 14,705,000 CIGNA Corp., 7.00%, 1/15/11                              16,961,453
  1,720,000 CIGNA Corp., 7.65%, 3/1/23                                1,976,614
  6,050,000 CIGNA Corp., 8.30%, 1/15/33, Step Coupon                  7,429,714
 10,000,000 CIT Group, Inc., 7.375%, 4/2/07                          11,417,700
 12,500,000 CIT Group, Inc., 5.75%, 9/25/07                          13,630,900
 12,480,000 Citicorp Capital Trust I/(d)/, 7.933%, 2/15/27,
             Callable 2007                                           14,610,735

PAR VALUE                                                          MARKET VALUE
$20,055,000 EOP Operating Limited Partnership/(f)/, 8.375%,
             3/15/06                                             $   22,994,381
 23,500,000 EOP Operating Limited Partnership/(f)/, 5.875%,
             1/15/13                                                 25,335,938
  4,945,000 First Nationwide Bank, 10.00%, 10/1/06                    5,992,574
 11,000,000 Ford Motor Credit Co., 6.50%, 1/25/07                    11,573,353
 52,500,000 Ford Motor Credit Co., 7.25%, 10/25/11                   53,973,832
 12,750,000 GMAC, 7.75%, 1/19/10                                     13,721,818
 35,630,000 GMAC, 8.875%, 6/1/10, Putable 2005                       40,383,790
 25,150,000 Safeco Corp., 7.25%, 9/1/12                              30,234,374
 17,500,000 St. Paul Companies, Inc., 8.125%, 4/15/10                21,527,992
 13,870,000 UNUMProvident Corp., 7.625%, 3/1/11                      14,840,900
 13,850,000 UNUMProvident Corp., 6.75%, 12/15/28                     13,157,500
  4,795,000 UNUMProvident Corp., 7.375%, 6/15/32                      4,747,050
                                                                 --------------
                                                                    404,557,615
TRANSPORTATION: 0.7%
  5,486,789 Consolidated Rail Corp., 6.76%, 5/25/15,
             Callable 2005                                            5,845,132
 12,740,000 Consolidated Rail Corp., 9.75%, 6/15/20                  17,564,014
 43,092,576 Union Pacific Corp., 6.33%, 1/2/20                       47,915,497
                                                                 --------------
                                                                     71,324,643
UTILITIES: 0.1%
 25,000,000 PG&E National Energy Group, Inc./(g)/, 5/16/11           13,500,000
                                                                 --------------
                                                                  1,035,159,515
                                                                 --------------
Total Fixed-Income Securities (cost $2,254,127,907)               2,415,784,736
                                                                 --------------

SHORT-TERM INVESTMENTS: 8.3%
-------------------------------------------------------------------------------
  47,936,411 SSgA Prime Money Market Fund                            47,936,411
 359,279,000 State Street Repurchase Agreement,
              0.90%, 7/1/03 (Collateralized by
              U.S. Treasury Securities, value
              $366,489,650)                                         359,279,000
 100,000,000 U.S. Treasury Bills, 8/14/03                            99,875,333
 100,000,000 U.S. Treasury Bills, 9/25/03                            99,792,167
 100,000,000 U.S. Treasury Bills, 11/13/03                           99,608,125
 100,000,000 U.S. Treasury Bills, 12/18/03                           99,565,555
                                                                 --------------
Total Short-Term Investments (cost $806,056,591)                    806,056,591
                                                                 --------------

TOTAL INVESTMENTS (cost $8,676,716,686)               99.0%       9,573,862,632
OTHER ASSETS LESS LIABILITIES                          1.0           97,393,991
                                                     -----       --------------
TOTAL NET ASSETS                                     100.0%      $9,671,256,623
                                                     -----       --------------

/(a)/  Non-income producing
/(b)/  Foreign securities denominated in U.S. dollars
/(c)/  CMO: Collateralized Mortgage Obligation
       REMIC: Real Estate Mortgage Investment Conduit
/(d)/  Cumulative Preferred Securities
/(e)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2003, these securities represented 0.2% of total net assets.
/(f)/ EOP Operating LP is the operating partnership of Equity Office Properties Trust
/(g)/ Non-income producing--security in default. Subsequent to June 30, 2003, Company filed for bankruptcy protection.
/(h)/ Security is accruing at a rate higher than the coupon due to rating downgrade.

7 / Dodge & Cox Balanced Fund    See accompanying Notes to Financial Statements

Statement of Assets and Liabilities
-------------------------------------------------------------------------------

                                                                  June 30, 2003
Assets:
Investments, at market value
 (identified cost $8,676,716,686)                                $9,573,862,632
Receivable for investments sold                                       5,386,571
Receivable for paydowns on
 mortgage-backed securities                                              69,496
Receivable for Fund shares sold                                     141,044,213
Dividends and interest receivable                                    41,704,279
Prepaid expenses                                                         62,375
                                                                 --------------
                                                                  9,762,129,566
                                                                 --------------
Liabilities:
Payable for investments purchased                                    25,124,826
Payable for Fund shares redeemed                                     61,569,212
Management fees payable                                               3,940,070
Accounts payable                                                        238,835
                                                                 --------------
                                                                     90,872,943
                                                                 --------------
Net Assets                                                       $9,671,256,623
                                                                 --------------
Net Assets Consist of:
Paid in capital                                                  $8,778,244,329
Accumulated undistributed
 net investment income                                                1,273,355
Accumulated undistributed net
 realized loss on investments                                        (5,407,007)
Net unrealized appreciation on investments                          897,145,946
                                                                 --------------
                                                                 $9,671,256,623
                                                                 --------------
Beneficial shares outstanding (par value $0.01 each, unlimited
 shares authorized)                                                 148,054,661
Net asset value per share                                        $        65.32

Statement of Operations
-------------------------------------------------------------------------------

                                                 Six Months Ended June 30, 2003
Investment Income:
Dividends (net of foreign taxes of $1,259,188)                     $ 74,064,877
Interest                                                             75,206,714
                                                                   ------------
                                                                    149,271,591
                                                                   ------------
Expenses:
Management fees (Note 2)                                             20,903,049
Custodian and fund accounting fees                                      115,020
Transfer agent fees                                                     936,382
Professional fees                                                        30,268
Shareholder reports                                                      97,670
Registration fees                                                       156,145
Trustees' fees (Note 2)                                                  11,250
Miscellaneous                                                            32,866
                                                                   ------------
                                                                     22,282,650
                                                                   ------------
Net Investment Income                                               126,988,941
                                                                   ------------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized loss on investments                                    (4,750,149)
 Net unrealized appreciation on investments                         649,453,212
                                                                   ------------
 Net realized and unrealized
  gain on investments                                               644,703,063
                                                                   ------------
Net Increase in Net Assets from Operations                         $771,692,004
                                                                   ------------

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                            Six Months Ended         Year Ended
                                               June 30, 2003  December 31, 2002
Operations:
Net investment income                         $  126,988,941    $   219,335,589
Net realized gain (loss)                          (4,750,149)        98,306,929
Net unrealized appreciation (depreciation)       649,453,212       (538,007,515)
                                              --------------    ---------------
Net increase (decrease) in net assets from
 operations                                      771,692,004       (220,364,997)
                                              --------------    ---------------
Distributions to Shareholders from:
Net investment income                           (126,973,051)      (218,078,124)
Net realized gain                                 (2,205,928)      (108,348,437)
                                              --------------    ---------------
Total distributions                             (129,178,979)      (326,426,561)
                                              --------------    ---------------
Beneficial Share Transactions:
Amounts received from
 sale of shares                                1,859,017,092      3,837,314,449
Net asset value of shares
 issued in reinvestment of
 distributions                                   123,996,474        312,743,386
Amounts paid for
 shares redeemed                                (839,199,706)    (1,758,597,569)
                                              --------------    ---------------
Net increase from beneficial
 share transactions                            1,143,813,860      2,391,460,266
                                              --------------    ---------------
Total increase in net assets                   1,786,326,885      1,844,668,708

Net Assets:
Beginning of period                            7,884,929,738      6,040,261,030
                                              --------------    ---------------
End of period (including undistributed
 net investment income of $1,273,355
 and $1,257,465, respectively)                $9,671,256,623    $ 7,884,929,738
                                              --------------    ---------------

Shares sold                                       29,945,962         60,354,580
Shares issued in reinvestment of
 distributions                                     1,985,903          5,060,173
Shares redeemed                                  (13,679,367)       (27,950,121)
                                              --------------    ---------------
Net increase in
 shares outstanding                               18,252,498         37,464,632
                                              --------------    ---------------

See accompanying Notes to Financial Statements    Dodge & Cox Balanced Fund / 8

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1

Dodge & Cox Balanced Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with accounting principles generally accepted in the United States of America. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if not available, at the mean between the exchange listed bid and ask price; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost.
(d) Dividend and interest income are recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.
(e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) The Fund may enter into repurchase agreements which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed-upon date and price. In the event of default by the counterparty, the Fund has the contractual right to liquidate the securities and to apply the proceeds in satisfaction of the obligation. (g) No provision for federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and three of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

Note 3

The federal tax character of distributions paid in the six months ended June 30, 2003 include $129,178,979 of ordinary income ($0.92 per share) and no long-term capital gain. At June 30, 2003, the tax basis components of accumulated undistributed income and net realized gain include $2,570,230 of ordinary income and no long-term capital gain, which differ in total from amounts reported in the financial statements due to temporary differences between financial statement and tax treatments for defaulted fixed-income securities and capital losses. For federal tax purposes, net realized capital losses of $5,407,007 arising in the six months ended June 30, 2003 are available for offsetting capital gains realized in future periods, and will expire in 2011 if not utilized. For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $1,545,987,938 and $751,670,669, respectively, of which U.S. government obligations aggregated $466,161,296 and $292,655,194, respectively. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $897,145,946, of which $1,264,403,247 represented appreciated securities and $367,257,301 represented depreciated securities.

The financial information has been taken from the records of the Fund and has not been audited by the Fund's independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by the Fund's independent accountants as of the close of the calendar year.

9 / Dodge & Cox Balanced Fund

Financial Highlights
-------------------------------------------------------------------------------------------------------
SELECTED DATA AND RATIOS (for a share      Six Months
outstanding throughout each period)    Ended June 30,                           Year Ended December 31,
-------------------------------------------------------------------------------------------------------
                                                 2003      2002      2001      2000      1999      1998
Net asset value, beginning of period           $60.75    $65.42    $63.42    $65.71    $65.22    $66.78
Income from investment operations:
 Net investment income                           0.91      1.89      2.12      2.45      2.24      2.24
 Net realized and unrealized gain (loss)         4.58     (3.80)     4.07      6.95      5.45      2.17
                                               ---------------------------------------------------------
 Total from investment operations                5.49     (1.91)     6.19      9.40      7.69      4.41
                                               ---------------------------------------------------------
Distributions to shareholders from:
 Net investment income                           (.91)    (1.88)    (2.14)    (2.47)    (2.22)    (2.23)
 Net realized gain                               (.01)     (.88)    (2.05)    (9.22)    (4.98)    (3.74)
                                               ---------------------------------------------------------
 Total distributions                             (.92)    (2.76)    (4.19)   (11.69)    (7.20)    (5.97)
                                               ---------------------------------------------------------
Net asset value, end of period                 $65.32    $60.75    $65.42    $63.42    $65.71    $65.22
                                               ---------------------------------------------------------
Total return                                     9.12%    (2.94)%   10.06%    15.13%    12.06%     6.70%
Ratios/supplemental data:
 Net assets, end of year (millions)            $9,671    $7,885    $6,040    $4,909    $5,138    $5,693
 Ratio of expenses to average net assets          .53%*     .53%      .53%      .53%      .53%      .54%
 Ratio of net investment income to average
  net assets                                     3.04%*    3.12%     3.28%     3.70%     3.18%     3.29%
 Portfolio turnover rate                           10%       25%       21%       23%       17%       26%
-------------------------------------------------------------------------------------------------------

*Annualized

                                                 Dodge & Cox Balanced Fund / 10

Officers and Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

William F. Ausfahl, Trustee
Former CFO and member of Board of Directors, The Clorox Company

L. Dale Crandall, Trustee
Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Trustee
Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

A. Horton Shapiro, Executive Vice President
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President
Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President
Executive Vice President, Dodge & Cox

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

           D O D G E & C O X                       D O D G E & C O X
           -----------------                       -----------------
              Income Fund
                                                      Income Fund
                                                   Established 1989

          www.dodgeandcox.com
    For Fund literature and account
     information, please visit the
           Funds' web site.

           or write or call:

           Dodge & Cox Funds
  c/o Boston Financial Data Services
             P.O. Box 8422
         Boston, Massachusetts
              02266-8422
            (800) 621-3979

          Investment Manager
              Dodge & Cox
          One Sansome Street
              35th Floor
       San Francisco, California
              94104-4443
            (415) 981-1710

   This report is submitted for the
      general information of the
       shareholders of the Fund.
   The report is not authorized for
      distribution to prospective
     investors in the Fund unless
    it is accompanied by a current
              prospectus.

       This report reflects our
     views, opinions and portfolio
     holdings as of June 30, 2003,
   the end of the reporting period.
      The information provided is
      not a complete analysis of
     every aspect of any industry,
   security or the Fund. The Fund's
      portfolio composition may                   Semi-Annual Report
    change depending on market and                   June 30, 2003
    economic conditions. Although
     historical performance is no                        2003
     guarantee of future results,
      these insights may help you                 ------------------
      understand our investment                   ------------------
        management philosophy.                    ------------------

6/03 IF SAR Printed on recycled paper

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Income Fund produced a total return of 2.8% for the quarter ended June 30, 2003, compared to a total return of 2.5% for the Lehman Brothers Aggregate Bond Index (LBAG). For the six months ended June 30, 2003, the Fund had a total return of 4.3%, compared to a total return of 3.9% for the LBAG. The Fund ended the quarter with total net assets of $4.9 billion.

Market Commentary
Declining interest rates and the ongoing recovery of the corporate bond sector fueled fixed-income returns during the second quarter. U.S. Treasury yields steadied at the beginning of the quarter only to drop markedly in May and early June as signs of renewed economic vigor, eagerly anticipated after the cessation of battlefield hostilities in Iraq, were not evident in the economic data. The benchmark 10-year U.S. Treasury yield hit a multi-decade low of 3.1% on June 13, then rose slightly to end the quarter at 3.5%.

Such low levels of U.S. Treasury rates seemed to imply a prolonged period of economic weakness and/or price deflation. This sentiment was not shared elsewhere, however; over the same time period, U.S. equities rose 15% and the corporate bond sector, presumably quite sensitive to deteriorating economic conditions, smartly outpaced all other bond market sectors over the quarter. In fact, as we write this letter, the interest rate increases that began on June 14th have gathered steam. As of July 31, the benchmark 10-year U.S. Treasury has risen an additional 90 basis points--to 4.40%--from quarter's end.

Performance Review
The Fund's overweight position in corporate securities (34.1% vs. 26.6% for the LBAG at the beginning of the quarter) contributed to relative performance. The Lehman Credit Index (corporate plus sovereign securities) returned 4.8% for the quarter as the corporate outperformance that began in November 2002 continued. Security selection was strongly positive as most of the Fund's investments in this area outperformed the Lehman Credit Index.

Mortgage-backed securities slightly underperformed short U.S. Treasuries during the quarter as the record-breaking pace of mortgage prepayments persisted. Almost the entire universe of mortgages is now considered "re-financeable." The Fund's overweight position in mortgage-backed securities (42.6% vs. 34.7% for the LBAG at the beginning of the quarter) detracted from relative performance. In addition, many of the Fund's mortgage-backed holdings modestly underperformed the Lehman Mortgage Index returns.

The Fund's shorter duration/1/ meant that on average the Fund's holdings appreciated less than the broad market. However, the Fund's higher-than-market yield contributed to relative returns.

Current Strategy
Our trades in the Fund this quarter met three strategic objectives: reduce overall portfolio duration, selectively trim corporate exposure, and maintain the Fund's target mortgage sector exposure.

First, we continued to lower the portfolio's duration during the quarter, as the decline in Treasury rates seemed to imply a weaker economic and inflationary outlook than we believe was warranted. We incrementally reduced duration through the sale of several corporate holdings. At quarter end, the Fund's duration stood at 3.34 years, compared to the LBAG duration of 3.95 years.

This quarter's reductions in corporate holdings were made primarily to facilitate the decrease in portfolio duration, but also in recognition of the fuller valuations accorded certain issues after nearly eight months of very strong relative performance from the corporate sector. We sold Canadian Pacific, Dana Corp., and Eastman Chemical bonds, as their recent strong performance led to valuations that were, in our judgment, less compelling given the underlying credit risks. Despite generally fuller valuations we continue to find select opportunities within the corporate sector. For example, we purchased a 0.75% portfolio position in Comcast Corp. at new issue. The bond, a 5.3% coupon maturing in 2014 and rated Baa3/BBB, was purchased at a yield premium of 167 basis points over the 10-year Treasury bond. We also added marginally to the Fund's holdings in Dillard's, Ford Motor Credit, May Department Stores and Xerox.

Finally, we are maintaining the Fund's overweight position in mortgage securities. With prepayments at all-time high levels, we have experienced significant return of principal on our mortgage-backed holdings. This means we need to purchase mortgage

1 / Dodge & Cox Income Fund

--------------------------------------------------------------------------------

securities simply to maintain a fixed, target allocation. With these purchases, and with the Fund's mortgage holdings in general, we have emphasized mortgage-backed securities that may perform relatively well in a rising interest rate environment.

As is our practice, changes to the Fund's composition and duration are deliberate and incremental--made with a long-term investment horizon and backed up by fundamental analysis.

In Closing
With the Fund's SEC yield now at 3.2% and short-term interest rates at 45-year lows, we would like to once again caution investors that the strong annualized returns for the Fund and the fixed-income market over the past three years are unlikely to be repeated in the near future. In fact, as interest rates rose in the month of July, the Income Fund lost 1% of its value, while the LBAG lost 1.8%.

Thank you for the continued confidence you have placed in our firm as a shareholder of the Income Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey
-----------------------------
    Harry R. Hagey, Chairman

/s/ A. Horton Shapiro
------------------------------------------------
    A. Horton Shapiro, Executive Vice President

July 31, 2003

Ten Years of Investment Performance
--------------------------------------------------------------------------------
through June 30, 2003 (in thousands)

                        [PERFORMANCE GRAPH APPEARS HERE]

                            Dodge & Cox Income Fund     LBAG
                            -----------------------     ----
                  Jun-93          $10,000              $10,000
                  Jun-94          $10,108              $10,064
                  Jun-95          $11,394              $11,215
                  Jun-96          $11,857              $11,692
                  Jun-97          $12,814              $12,611
                  Jun-98          $14,234              $13,940
                  Jun-99          $14,616              $14,376
                  Jun-00          $15,200              $15,033
                  Jun-01          $17,110              $16,721
                  Jun-02          $18,684              $18,167
                  Jun-03          $20,723              $20,056

- Dodge & Cox Income Fund $20,723
- LBAG $20,056

Average annual total return for periods ended June 30, 2003

                                                       1 Year  5 Years  10 Years
--------------------------------------------------------------------------------
Dodge & Cox Income Fund                               10.90%    7.80%     7.56%
Lehman Brothers Aggregate
 Bond Index (LBAG)                                    10.40     7.54      7.21
--------------------------------------------------------------------------------

For updated performance figures see "Prices and Performance" at www.dodgeandcox.com, or call Dodge & Cox Funds at 1-800-621-3979.

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of investment-grade fixed-income securities. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.

/1/ Duration is a measure of price sensitivity to changes in interest rates.

                                                    Dodge & Cox Income Fund / 2

Fund Information                                                  June 30, 2003
-------------------------------------------------------------------------------

General Information
-------------------------------------------------------------------------------
Net Asset Value Per Share                                                $13.00
Total Net Assets (millions)                                              $4,855
30-Day SEC Yield/1/                                                       3.23%
2002 Expense Ratio                                                        0.45%
2002 Portfolio Turnover                                                     31%
Fund Inception Date                                                        1989

Investment Manager: Dodge & Cox, San Francisco. Managed by the Fixed-Income Strategy Committee, whose eleven members' average tenure is 14 years, and by the Investment Policy Committee, whose ten members' average tenure at Dodge & Cox is 22 years.

Portfolio Characteristics                                            Fund  LBAG
-------------------------------------------------------------------------------
Number of Fixed-Income Securities                                    226  7,454
Average Quality                                                       AA    AA+
Average Maturity (years)                                             5.9    6.7
Effective Duration (years)                                           3.3    4.0

Credit Quality Ratings/3/                                            Fund  LBAG
-------------------------------------------------------------------------------
U.S. Government & Government Agencies                               56.7%  68.2%
Aaa/AAA                                                              0.9    7.2
Aa/AA                                                                0.1    4.7
A/A                                                                  4.3   10.2
Baa/BBB                                                             22.2    9.7
Ba/BB                                                                2.7    0.0
B/B and below                                                        3.3    0.0
Cash Equivalents                                                     9.8    0.0

Asset Allocation
--------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]
Fixed-Income Securities:                                                   90.2%
Cash Equivalents:                                                           9.8%

Sector Breakdown                                                     Fund  LBAG
-------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                  16.1% 34.1%
Federal Agency CMO and REMIC/2/                                      14.8   0.0
Federal Agency Mortgage Pass-Through                                 25.8  34.2
Asset-Backed                                                          0.7   4.3
Corporate                                                            32.8  23.2
Non-Corporate Yankee                                                  0.0   4.2
Cash Equivalents                                                      9.8   0.0

Maturity Breakdown                                                   Fund  LBAG
-------------------------------------------------------------------------------
0-1 Years to Maturity                                                18.4%  0.0%
1-5                                                                  46.9  58.9
5-10                                                                 22.3  26.0
10-15                                                                 2.2   3.2
15-20                                                                 1.2   4.0
20-25                                                                 2.2   3.3
25 and Over                                                           6.8   4.6

/1/ SEC Yield is an annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ Collateralized Mortgage Obligation and Real Estate Mortgage Investment
    Conduit.
/3/ For presentation purposes only: when a security is split-rated, the lower of either the Moody's or Standard & Poor's rating is reported.

3 / Dodge & Cox Income Fund

Portfolio of Investments                                           June 30, 2003

--------------------------------------------------------------------------------
FIXED-INCOME SECURITIES: 90.2%
--------------------------------------------------------------------------------
PAR VALUE                                                           MARKET VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 16.1%
U.S. TREASURY: 12.3%
 $ 38,472,836 U.S. Treasury Inflation-Indexed Note, 3.375%,
               1/15/12                                              $ 43,528,398
   50,195,000 U.S. Treasury Notes, 5.75%, 8/15/03                     50,495,015
   50,100,000 U.S. Treasury Notes, 4.25%, 11/15/03                    50,710,619
   70,000,000 U.S. Treasury Notes, 3.375%, 4/30/04                    71,375,360
   50,000,000 U.S. Treasury Notes, 2.25%, 7/31/04                     50,646,500
  125,000,000 U.S. Treasury Notes, 6.75%, 5/15/05                    137,661,125
  100,000,000 U.S. Treasury Notes, 4.625%, 5/15/06                   108,402,300
   75,000,000 U.S. Treasury Notes, 5.00%, 8/15/11                     84,128,925
                                                                    ------------
                                                                     596,948,242
GOVERNMENT AGENCY: 3.8%
    9,839,664 Govt. Small Business Admin. 504 Series 02-20L,
                5.10%, 12/1/22                                        10,356,552
    1,922,499 Govt. Small Business Admin. 504 Series 91-20K,
                8.25%, 11/1/11                                         2,100,962
    2,716,687 Govt. Small Business Admin. 504 Series 92-20B,
                8.10%, 2/1/12                                          2,960,900
    2,330,788 Govt. Small Business Admin. 504 Series 92-20C,
                8.20%, 3/1/12                                          2,548,186
    2,393,138 Govt. Small Business Admin. 504 Series 92-20D,
                8.20%, 4/1/12                                          2,621,629
    5,108,089 Govt. Small Business Admin. 504 Series 92-20G,
                7.60%, 7/1/12                                          5,551,698
    2,626,220 Govt. Small Business Admin. 504 Series 92-20H,
                7.40%, 8/1/12                                          2,852,537
    3,465,066 Govt. Small Business Admin. 504 Series 92-20I,
                7.05%, 9/1/12                                          3,752,473
    5,096,439 Govt. Small Business Admin. 504 Series 92-20J,
                7.00%, 10/1/12                                         5,523,784
    5,353,603 Govt. Small Business Admin. 504 Series 92-20K,
                7.55%, 11/1/12                                         5,858,206
    2,354,291 Govt. Small Business Admin. 504 Series 92-20L,
                7.45%, 12/1/12                                         2,577,201
    4,109,788 Govt. Small Business Admin. 504 Series 93-20B,
                7.00%, 2/1/13                                          4,462,083
    4,126,291 Govt. Small Business Admin. 504 Series 93-20D,
                6.75%, 4/1/13                                          4,477,646
    4,562,587 Govt. Small Business Admin. 504 Series 93-20E,
                6.55%, 5/1/13                                          4,942,781
    4,336,180 Govt. Small Business Admin. 504 Series 93-20F,
                6.65%, 6/1/13                                          4,713,506
    6,848,612 Govt. Small Business Admin. 504 Series 93-20L,
                6.30%, 12/1/13                                         7,418,284
    3,407,591 Govt. Small Business Admin. 504 Series 94-20D,
                7.70%, 4/1/14                                          3,780,212
    8,071,503 Govt. Small Business Admin. 504 Series 94-20E,
                7.75%, 5/1/14                                          8,974,034
    4,984,944 Govt. Small Business Admin. 504 Series 94-20F,
                7.60%, 6/1/14                                          5,537,996
    3,734,341 Govt. Small Business Admin. 504 Series 94-20G,
                8.00%, 7/1/14                                          4,157,112

PAR VALUE                                                           MARKET VALUE
  $ 3,567,032 Govt. Small Business Admin. 504 Series 94-20H,
                7.95%, 8/1/14                                       $  3,974,532
    6,641,477 Govt. Small Business Admin. 504 Series 94-20I,
                7.85%, 9/1/14                                          7,400,457
    3,823,024 Govt. Small Business Admin. 504 Series 94-20K,
                8.65%, 11/1/14                                         4,328,951
    4,142,080 Govt. Small Business Admin. 504 Series 94-20L,
                8.40%, 12/1/14                                         4,679,168
    1,526,304 Govt. Small Business Admin. 504 Series 95-20A,
                8.50%, 1/1/15                                          1,718,699
    3,499,345 Govt. Small Business Admin. 504 Series 95-20C,
                8.10%, 3/1/15                                          3,930,718
    4,192,161 Govt. Small Business Admin. 504 Series 97-20E,
                7.30%, 5/1/17                                          4,749,760
    4,293,770 Govt. Small Business Admin. 504 Series 97-20J,
                6.55%, 10/1/17                                         4,779,946
   17,098,171 Govt. Small Business Admin. 504 Series 98-20C,
                6.35%, 3/1/18                                         18,963,917
    6,569,362 Govt. Small Business Admin. 504 Series 98-20H,
                6.15%, 8/1/18                                          7,254,840
    3,541,285 Govt. Small Business Admin. 504 Series 98-20L,
                5.80%, 12/1/18                                         3,864,999
    4,108,247 Govt. Small Business Admin. 504 Series 99-20C,
                6.30%, 3/1/19                                          4,566,859
   11,331,412 Govt. Small Business Admin. 504 Series 99-20G,
                7.00%, 7/1/19                                         12,904,933
    4,114,723 Govt. Small Business Admin. 504 Series 99-20I,
                7.30%, 9/1/19                                          4,737,069
                                                                    ------------
                                                                     183,022,630
                                                                    ------------
                                                                     779,970,872
FEDERAL AGENCY CMO AND REMIC/(a)/: 14.8%
    1,045,059 Federal Home Loan Mtge. Corp., 8.00%, 4/15/07            1,073,610
   10,278,948 Federal Home Loan Mtge. Corp., 6.00%, 8/15/08           10,812,692
   20,100,000 Federal Home Loan Mtge. Corp., 6.00%, 10/15/08          21,397,198
   10,000,000 Federal Home Loan Mtge. Corp., 6.00%, 7/15/13           10,082,119
   23,275,000 Federal Home Loan Mtge. Corp., 6.00%, 7/15/13           23,562,286
   24,259,618 Federal Home Loan Mtge. Corp., 6.00%, 12/15/14          24,784,393
   54,156,000 Federal Home Loan Mtge. Corp., 6.00%, 1/15/15           55,479,713
   20,000,000 Federal Home Loan Mtge. Corp., 6.50%, 4/15/22           20,274,680
   10,000,000 Federal Home Loan Mtge. Corp., 6.00%, 6/17/22           10,414,651
   30,356,643 Federal Home Loan Mtge. Corp., 7.178%, 7/25/33          32,786,116
   14,017,543 Federal Natl. Mtge. Assn., 6.00%, 1/25/14               14,306,763

See accompanying Notes to Financial Statements      Dodge & Cox Income Fund / 4

Portfolio of Investments                                          June 30, 2003

-------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (continued)
-------------------------------------------------------------------------------
PAR VALUE                                                          MARKET VALUE
FEDERAL AGENCY CMO AND REMIC/(a)/ (continued)
$35,000,000 Federal Natl. Mtge. Assn., 6.00%, 7/25/14              $ 35,733,824
 23,418,000 Federal Natl. Mtge. Assn., 5.50%, 8/25/14                24,082,725
 29,349,000 Federal Natl. Mtge. Assn., 6.00%, 9/25/14                30,089,440
 18,773,000 Federal Natl. Mtge. Assn., 6.00%, 10/25/14               19,116,170
 14,650,838 Federal Natl. Mtge. Assn., 6.25%, 3/25/23                14,958,822
  9,000,000 Federal Natl. Mtge. Assn., 6.00%, 6/25/23                 9,536,630
 20,783,554 Federal Natl. Mtge. Assn., 7.00%, 6/25/32                22,660,579
 18,104,194 Federal Natl. Mtge. Assn., 7.50%, 7/25/41                20,203,158
 31,097,903 Federal Natl. Mtge. Assn., 7.00%, 12/25/41               33,906,448
 40,629,822 Federal Natl. Mtge. Assn., 6.50%, 6/25/42                43,765,957
 16,527,389 Federal Natl. Mtge. Assn., 7.00%, 6/25/42                18,020,028
 35,378,030 Federal Natl. Mtge. Assn., 7.00%, 6/25/42                38,573,126
 48,324,601 Federal Natl. Mtge. Assn., 6.50%, 12/25/42               52,054,681
 35,198,559 Federal Natl. Mtge. Assn., 7.50%, 12/25/42               39,279,409
  9,450,222 Federal Natl. Mtge. Assn., 7.00%, 3/25/45                10,303,700
 19,910,000 Govt. Natl. Mtge. Assn., 7.25%, 7/16/28                  21,269,154
 12,201,821 Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/10      12,591,669
  1,457,661 Veterans Affairs Vendee Mtge. Trust, 9.292%, 5/15/25      1,599,710
 35,964,967 Veterans Affairs Vendee Mtge. Trust, 7.50%, 6/15/27      41,077,388
  4,530,931 Veterans Affairs Vendee Mtge. Trust, 8.1046%,
             10/15/27                                                 5,035,721
                                                                   ------------
                                                                    718,832,560
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 25.8%
     29,341 Federal Home Loan Mtge. Corp., 8.00%, 12/1/03                29,646
      8,753 Federal Home Loan Mtge. Corp., 7.00%, 9/1/06                  8,996
     16,597 Federal Home Loan Mtge. Corp., 7.25%, 1/1/08                 17,018
     11,791 Federal Home Loan Mtge. Corp., 8.00%, 1/1/08                 12,032
     74,663 Federal Home Loan Mtge. Corp., 8.00%, 1/1/08                 79,177
     37,244 Federal Home Loan Mtge. Corp., 7.50%, 10/1/08                39,241
  1,001,721 Federal Home Loan Mtge. Corp., 7.00%, 11/1/08             1,057,842
     90,838 Federal Home Loan Mtge. Corp., 8.00%, 5/1/09                 95,937
     13,454 Federal Home Loan Mtge. Corp., 8.25%, 5/1/09                 14,229
    112,222 Federal Home Loan Mtge. Corp., 8.00%, 8/1/09                118,925
  3,111,581 Federal Home Loan Mtge. Corp., 6.50%, 2/1/11              3,279,717
 20,903,035 Federal Home Loan Mtge. Corp., 6.00%, 6/1/11             21,803,319

PAR VALUE                                                          MARKET VALUE
$  4,793,724 Federal Home Loan Mtge. Corp., 6.00%, 7/1/11          $  5,001,829
   5,317,312 Federal Home Loan Mtge. Corp., 7.00%, 12/1/11            5,654,123
   2,679,221 Federal Home Loan Mtge. Corp., 7.00%, 3/1/12             2,848,929
   7,025,049 Federal Home Loan Mtge. Corp., 6.50%, 4/1/12             7,404,649
         106 Federal Home Loan Mtge. Corp., 6.50%, 6/1/12                   106
   6,933,832 Federal Home Loan Mtge. Corp., 6.50%, 6/1/12             7,296,899
   5,640,253 Federal Home Loan Mtge. Corp., 6.00%, 4/1/13             5,879,240
   3,542,778 Federal Home Loan Mtge. Corp., 6.00%, 5/1/13             3,692,892
  68,371,083 Federal Home Loan Mtge. Corp., 5.50%, 11/1/13           71,265,669
   6,869,866 Federal Home Loan Mtge. Corp., 6.00%, 12/1/13            7,162,775
  33,178,994 Federal Home Loan Mtge. Corp., 6.00%, 12/1/13           34,584,845
  19,036,064 Federal Home Loan Mtge. Corp., 6.00%, 4/1/14            19,842,654
  44,243,805 Federal Home Loan Mtge. Corp., 5.50%, 7/1/14            46,116,928
  33,040,772 Federal Home Loan Mtge. Corp., 6.50%, 7/1/14            34,731,233
   3,677,808 Federal Home Loan Mtge. Corp., 6.50%, 11/1/14            3,865,975
  13,877,981 Federal Home Loan Mtge. Corp., 6.00%, 2/1/15            14,466,014
  64,992,362 Federal Home Loan Mtge. Corp., 6.50%, 5/1/16            68,281,070
  26,553,641 Federal Home Loan Mtge. Corp., 5.50%, 10/1/16           27,544,947
 112,150,415 Federal Home Loan Mtge. Corp., 6.00%, 5/1/17           116,638,336
  42,811,479 Federal Home Loan Mtge. Corp., 6.50%, 5/1/17            44,966,698
  59,414,979 Federal Home Loan Mtge. Corp., 6.50%, 6/1/17            62,406,054
 107,512,139 Federal Home Loan Mtge. Corp., 6.00%, 8/1/17           111,805,092
  16,324,596 Federal Home Loan Mtge. Corp., 6.50%, 12/1/17           17,146,408
  61,530,202 Federal Home Loan Mtge. Corp., 6.00%, 1/1/18            63,987,099
   7,580,539 Federal Home Loan Mtge. Corp., 7.90%, 2/1/21             8,133,728
   9,016,198 Federal Natl. Mtge. Assn., 6.825%, 5/1/06                9,944,740
   1,272,376 Federal Natl. Mtge. Assn., 7.50%, 9/1/07                 1,331,963
         300 Federal Natl. Mtge. Assn., 6.25%, 12/1/07                      300

5 / Dodge & Cox Income Fund      See accompanying Notes to Financial Statements

Portfolio of Investments                                           June 30, 2003

--------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (continued)
--------------------------------------------------------------------------------
PAR VALUE                                                           MARKET VALUE
FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
 $ 2,880,340 Federal Natl. Mtge. Assn., 7.00%, 7/1/08               $  3,043,778
   9,436,634 Federal Natl. Mtge. Assn., 5.90%, 12/1/08                10,595,738
   3,206,559 Federal Natl. Mtge. Assn., 6.50%, 12/1/08                 3,404,696
   6,019,077 Federal Natl. Mtge. Assn., 5.50%, 6/1/09                  6,308,270
   2,484,349 Federal Natl. Mtge. Assn., 6.50%, 7/1/09                  2,637,838
   8,848,172 Federal Natl. Mtge. Assn., 6.503%, 7/1/09                10,347,666
     707,139 Federal Natl. Mtge. Assn., 8.00%, 8/1/10                    752,147
   4,280,691 Federal Natl. Mtge. Assn., 7.00%, 12/1/10                 4,559,193
   2,973,096 Federal Natl. Mtge. Assn., 7.00%, 12/1/11                 3,166,031
     463,499 Federal Natl. Mtge. Assn., 8.00%, 1/1/12                    499,520
  29,841,692 Federal Natl. Mtge. Assn., 6.017%, 4/1/12                34,039,114
   9,122,864 Federal Natl. Mtge. Assn., 6.50%, 11/1/12                 9,550,025
       1,676 Federal Natl. Mtge. Assn., 6.50%, 1/1/13                      1,747
  11,929,379 Federal Natl. Mtge. Assn., 6.00%, 4/1/13                 12,479,483
  13,535,699 Federal Natl. Mtge. Assn., 6.00%, 3/1/14                 14,159,875
  10,051,713 Federal Natl. Mtge. Assn., 6.00%, 6/1/14                 10,509,924
  44,660,465 Federal Natl. Mtge. Assn., 5.50%, 9/1/14                 46,617,448
  93,968,548 Federal Natl. Mtge. Assn., 5.50%, 9/1/14                 98,086,168
   4,284,848 Federal Natl. Mtge. Assn., 7.50%, 11/1/14                 4,588,645
  17,018,332 Federal Natl. Mtge. Assn., 5.50%, 8/1/15                 17,764,060
  32,846,911 Federal Natl. Mtge. Assn., 5.50%, 8/1/15                 34,286,234
   6,488,555 Federal Natl. Mtge. Assn., 7.15%, 10/1/15                 7,723,439
  23,760,748 Federal Natl. Mtge. Assn., 6.00%, 7/1/16                 24,799,916
     549,092 Federal Natl. Mtge. Assn., 8.00%, 8/1/22                    585,778
     612,186 Govt. Natl. Mtge. Assn., 7.25%, 2/15/06                     628,025
   4,237,448 Govt. Natl. Mtge. Assn., 7.00%, 4/15/09                   4,555,580
   4,603,196 Govt. Natl. Mtge. Assn., 6.50%, 7/15/09                   4,892,186
   2,109,132 Govt. Natl. Mtge. Assn., 7.50%, 9/15/17                   2,255,544
     673,905 Govt. Natl. Mtge. Assn., 7.80%, 6/15/20                     733,596
     461,263 Govt. Natl. Mtge. Assn., 7.80%, 7/15/20                     502,119
     520,079 Govt. Natl. Mtge. Assn., 7.80%, 7/15/20                     566,145
   1,473,775 Govt. Natl. Mtge. Assn., 7.80%, 8/15/20                   1,604,315
     805,184 Govt. Natl. Mtge. Assn., 7.80%, 9/15/20                     876,503
     463,622 Govt. Natl. Mtge. Assn., 7.80%, 10/15/20                    504,687
     558,821 Govt. Natl. Mtge. Assn., 7.80%, 11/15/20                    608,319
     694,441 Govt. Natl. Mtge. Assn., 7.80%, 1/15/21                     755,601
   1,762,443 Govt. Natl. Mtge. Assn., 7.80%, 1/15/21                   1,917,661
  19,334,551 Govt. Natl. Mtge. Assn., 7.50%, 11/15/24                 20,710,782
  12,466,404 Govt. Natl. Mtge. Assn., 7.50%, 5/15/25                  13,349,144
   9,938,362 Govt. Natl. Mtge. Assn., 7.00%, 5/15/28                  10,568,326
                                                                  --------------
                                                                   1,254,092,540
ASSET-BACKED SECURITIES: 0.7%
  16,490,000 CA Infrastructure and Econ. Dev. Bank
              Special Purpose Trust PGE-1 Rate
              Reduction Ctf. 1997-1 A-7, 6.42%,
              9/25/08                                                 17,866,130
  12,780,000 CA Infrastructure and Econ. Dev. Bank
              Special Purpose Trust SCE-1 Rate
              Reduction Ctf. 1997-1 A-6, 6.38%,
              9/25/08                                                 13,859,528
                                                                  --------------
                                                                      31,725,658

PAR VALUE                                                           MARKET VALUE
CORPORATE: 32.8%
INDUSTRIAL: 18.7%
 $34,400,000 AOL Time Warner, Inc., 7.625%, 4/15/31               $   39,701,212
  36,455,000 AOL Time Warner, Inc., 7.70%, 5/1/32                     42,558,733
  67,835,000 AT&T Corp./(g)/, 8.00%, 11/15/31                         76,917,360
  52,685,000 AT&T Corp./(g)/, 7.30%, 11/15/11                         60,224,856
   8,500,000 AT&T Wireless Services, Inc.,
              8.75%, 3/1/31                                           10,506,552
  24,975,000 American Home Products Corp.,
              6.70%, 3/15/11                                          29,300,820
  35,025,000 Comcast Corp., 5.30%, 1/15/14                            36,021,181
   5,000,000 Dillard's, Inc., 7.375%, 6/1/06                           5,025,000
  16,865,000 Dillard's, Inc., 7.13%, 8/1/18                           14,672,550
  13,150,000 Dillard's, Inc., 7.75%, 7/15/26                          11,604,875
   9,000,000 General Electric Co., 5.00%, 2/1/13                       9,506,313
  43,250,000 HCA-The Healthcare Company,
              8.75%, 9/1/10                                           50,380,844
  16,065,000 HCA-The Healthcare Company,
              7.875%, 2/1/11                                          17,991,322
  20,520,000 Health Net, Inc., 8.375%, 4/15/11                        24,941,732
  35,320,000 Hewlett-Packard Co., 5.50%, 7/1/07                       39,040,962
  15,000,000 Lockheed Martin Corp., 7.65%, 5/1/16                     19,088,190
  10,645,000 Lockheed Martin Corp., 7.75%, 5/1/26                     13,281,181
   5,000,000 May Department Stores Co.,
              8.00%, 7/15/12                                           6,211,570
   7,105,000 May Department Stores Co.,
              7.625%, 8/15/13                                          8,755,946
  12,500,000 May Department Stores Co.,
              7.60%, 6/1/25                                           14,548,888
  11,490,000 May Department Stores Co.,
              8.75%, 5/15/29                                          15,205,935
  24,905,000 May Department Stores Co.,
              7.875%, 3/1/30                                          30,246,350
   7,725,000 May Department Stores Co.,
              7.875%, 8/15/36, Callable 2016                           9,023,503
  14,085,000 Nordstrom, Inc., 8.95%, 10/15/05                         16,085,352
  29,726,000 Raychem Corp., 8.20%, 10/15/08                           32,401,340
  11,515,000 Raytheon Co., 6.75%, 8/15/07                             13,034,324
   5,100,000 Raytheon Co., 6.15%, 11/1/08                              5,766,708
  10,050,000 Raytheon Co., 6.55%, 3/15/10                             11,248,623
   7,500,000 Raytheon Co., 7.20%, 8/15/27                              8,734,530
   9,377,000 Time Warner Entertainment,
              8.375%, 3/15/23                                         11,818,546
  35,665,000 Time Warner Entertainment,
              8.375%, 7/15/33                                         46,134,068
  14,500,000 Walt Disney Co., 7.55%, 7/15/93,
              Callable 2023                                           17,408,468
  12,225,000 Wyeth, 5.25%, 3/15/13                                    12,918,243
      75,000 Xerox Corp., 5.50%, 11/15/03                                 75,375
   6,250,000 Xerox Corp., 7.15%, 8/1/04                                6,343,750
  41,500,000 Xerox Corp./(c, d)/, 9.75%, 1/15/09                      46,687,500
  43,825,000 Xerox Corp., 7.125%, 6/15/10                             43,770,219
  17,346,000 Xerox Corp., 7.20%, 4/1/16                               16,652,160
  36,366,000 Xerox Corp., 6.25%, 11/15/26,
              Putable 2003 and 2008                                   36,547,830
                                                                  --------------
                                                                     910,382,911

See accompanying Notes to Financial Statements       Dodge & Cox Income Fund / 6

Portfolio of Investments                                           June 30, 2003

--------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (continued)
--------------------------------------------------------------------------------

PAR VALUE                                                           MARKET VALUE
FINANCE: 12.4%
 $13,505,000 Bank One Capital III/(b)/, 8.75%, 9/1/30               $ 18,526,294
  12,775,000 Bank One Corp., 7.625%, 8/1/05                           14,314,490
   7,175,000 BankAmerica Capital II/(b)/, 8.00%,
              12/15/26, Callable 2006                                  8,396,185
  20,000,000 Boston Properties, Inc., 6.25%, 1/15/13                  21,901,160
  23,240,000 Boston Properties, Inc./(c)/,
              5.625%, 4/15/15                                         24,029,509
  10,215,000 CIGNA Corp., 7.00%, 1/15/11                              11,782,471
   1,090,000 CIGNA Corp., 7.65%, 3/1/23                                1,252,622
  25,865,000 CIGNA Corp., 7.875%, 5/15/27                             30,970,673
  25,000,000 CIT Group, Inc., 7.375%, 4/2/07                          28,544,250
  15,210,000 CIT Group, Inc., 5.75%, 9/25/07                          16,586,079
   6,300,000 Citicorp Capital Trust I/(b)/, 7.933%,
              2/15/27, Callable 2007                                   7,375,612
  10,085,000 Citicorp Capital Trust II/(b)/, 8.015%,
              2/15/27, Callable 2007                                  11,892,202
  17,240,000 EOP Operating Limited Partnership/(e)/,
              6.80%, 1/15/09                                          19,841,326
   9,500,000 EOP Operating Limited Partnership/(e)/,
              7.00%, 7/15/11                                          11,025,406
  35,150,000 EOP Operating Limited Partnership/(e)/,
              5.875%, 1/15/13                                         37,896,094
   4,015,000 First Nationwide Bank, 10.00%, 10/1/06                    4,865,558
  15,175,000 Ford Motor Credit Co., 6.50%, 1/25/07                    15,965,966
  30,000,000 Ford Motor Credit Co., 5.80%, 1/12/09                    29,815,710
  73,685,000 Ford Motor Credit Co., 7.25%, 10/25/11                   75,753,559
   5,525,000 GMAC, 7.75%, 1/19/10                                      5,946,121
  36,425,000 GMAC, 8.875%, 6/1/10, Putable 2005                       41,284,860
  42,400,000 GMAC, 6.875%, 9/15/11                                    42,541,489
  15,075,000 Safeco Corp., 4.875%, 2/1/10                             15,937,637
  35,275,000 Safeco Corp., 7.25%, 9/1/12                              42,406,264
  13,750,000 St. Paul Companies, Inc., 7.875%, 4/15/05                15,130,142
  20,545,000 UNUMProvident Corp., 7.625%, 3/1/11                      21,983,150
  24,390,000 UNUMProvident Corp., 7.375%, 6/15/32                     24,146,100
                                                                    ------------
                                                                     600,110,929
TRANSPORTATION: 1.5%
 $13,647,864 Burlington Northern Santa Fe Railway,
              7.57%, 1/2/21                                           16,760,805
  23,450,000 Consolidated Rail Corp., 9.75%, 6/15/20                  32,329,366
   6,632,245 Union Pacific Corp., 6.85%, 1/2/19                        7,721,657
  15,854,185 Union Pacific Corp., 6.70%, 2/23/19                      17,850,386
                                                                  --------------
                                                                      74,662,214
UTILITIES: 0.2%
 $17,980,000 PG&E National Energy Group, Inc./(f)/,
              5/16/11                                                  9,709,200
                                                                  --------------
                                                                   1,594,865,254
                                                                  --------------
Total Fixed-Income Securities (cost $4,166,087,608)                4,379,486,884
                                                                  --------------

SHORT-TERM INVESTMENTS: 8.4%
--------------------------------------------------------------------------------
PAR VALUE                                                           MARKET VALUE
   24,010,125 SSgA Prime Money Market Fund                        $   24,010,125
  183,853,000 State Street Repurchase Agreement,
               0.90%, 7/1/03 (Collateralized by
               U.S. Treasury Securities, value
               $187,545,300)                                         183,853,000
   50,000,000 U.S. Treasury Bills, 7/24/03                            49,963,424
   25,000,000 U.S. Treasury Bills, 8/21/03                            24,969,541
   50,000,000 U.S. Treasury Bills, 8/21/03                            49,916,771
   25,000,000 U.S. Treasury Bills, 10/23/03                           24,929,542
   50,000,000 U.S. Treasury Bills, 10/23/03                           49,815,541
                                                                  --------------
 Total Short-Term Investments (cost $407,457,944)                    407,457,944
                                                                  --------------

TOTAL INVESTMENTS (cost $4,573,545,552)                98.6%       4,786,944,828
OTHER ASSETS LESS LIABILITIES                           1.4           68,533,374
                                                      -----       --------------
TOTAL NET ASSETS                                      100.0%      $4,855,478,202
                                                      -----       --------------

/(a)/  CMO: Collateralized Mortgage Obligation
       REMIC: Real Estate Mortgage Investment Conduit
/(b)/  Cumulative Preferred Securities
/(c)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2003, these securities represented 1.5% of total net assets.
/(d)/ Security is accruing at a rate higher than the coupon until it is registered.
/(e)/ EOP Operating LP is the operating partnership of Equity Office Properties Trust.
/(f)/ Non-income producing--security in default. Subsequent to June 30, 2003, Company filed for bankruptcy protection.
/(g)/ Security is accruing at a rate higher than the coupon due to rating downgrade.

7 / Dodge & Cox Income Fund       See accompanying Notes to Financial Statements

Statement of Assets and Liabilities
-------------------------------------------------------------------------------

                                                                  June 30, 2003
Assets:
Investments, at market value
 (identified cost $4,573,545,552)                                $4,786,944,828
Receivable for paydowns on
 mortgage-backed securities                                              29,996
Receivable for Fund shares sold                                      33,332,072
Interest receivable                                                  47,271,673
Prepaid expenses                                                          9,092
                                                                 --------------
                                                                  4,867,587,661
                                                                 --------------
Liabilities:
Payable for Fund shares redeemed                                     10,034,077
Management fees payable                                               1,579,287
Accounts payable                                                        496,095
                                                                 --------------
                                                                     12,109,459
                                                                 --------------
Net Assets                                                       $4,855,478,202
                                                                 --------------
Net Assets Consist of:
Paid in capital                                                  $4,643,441,680
Accumulated undistributed
 net investment income                                                  995,434
Accumulated undistributed net
 realized loss on investments                                        (2,358,188)
Net unrealized appreciation on investments                          213,399,276
                                                                 --------------
                                                                 $4,855,478,202
                                                                 --------------
Beneficial shares outstanding (par value $0.01 each, unlimited
 shares authorized)                                                 373,556,506
Net asset value per share                                        $        13.00

Statement of Operations
-------------------------------------------------------------------------------

                                                 Six Months Ended June 30, 2003
Investment Income:
Interest                                                           $113,141,341
                                                                   ------------
Expenses:
Management fees (Note 2)                                              8,253,772
Custodian and fund accounting fees                                       64,677
Transfer agent fees                                                     502,114
Professional fees                                                        31,068
Shareholder reports                                                      79,143
Registration fees                                                       198,446
Trustees' fees (Note 2)                                                  11,250
Miscellaneous                                                            16,212
                                                                   ------------
                                                                      9,156,682
                                                                   ------------
Net Investment Income                                               103,984,659
                                                                   ------------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized loss on investments                                    (2,358,188)
 Net unrealized appreciation on investments                          73,174,679
                                                                   ------------
 Net realized and unrealized
  gain on investments                                                70,816,491
                                                                   ------------
 Net Increase in Net Assets from Operations                        $174,801,150
                                                                   ------------

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                            Six Months Ended         Year Ended
                                               June 30, 2003  December 31, 2002
Operations:
Net investment income                         $  103,984,659     $  132,199,849
Net realized gain (loss)                          (2,358,188)        14,419,864
Net unrealized appreciation                       73,174,679        105,419,204
                                              --------------     --------------
Net increase in
 net assets from operations                      174,801,150        252,038,917
                                              --------------     --------------
Distributions to
Shareholders From:
Net investment income                           (104,554,751)      (131,199,485)
Net realized gain                                   (593,265)       (14,116,782)
                                              --------------     --------------
Total distributions                             (105,148,016)      (145,316,267)
                                              --------------     --------------
Beneficial Share Transactions:
Amounts received from
 sale of shares                                1,940,475,676      2,446,118,217
Net asset value of shares issued in
 reinvestment of distributions                    91,330,969        127,404,686
Amounts paid for
 shares redeemed                                (650,583,915)      (787,759,403)
                                              --------------     --------------
Net increase from beneficial
 share transactions                            1,381,222,730      1,785,763,500
                                              --------------     --------------
Total increase in net assets                   1,450,875,864      1,892,486,150
Net Assets:
Beginning of period                            3,404,602,338      1,512,116,188
                                              --------------     --------------
End of period (including undistributed
 net investment income of $995,434
 and $1,565,526, respectively)                $4,855,478,202     $3,404,602,338
                                              --------------     --------------
Shares sold                                      150,097,128        195,529,467
Shares issued in reinvestment of
 distributions                                     7,104,720         10,145,746
Shares redeemed                                  (50,268,305)       (62,961,345)
                                              --------------     --------------
Net increase in
 shares outstanding                              106,933,543        142,713,868
                                              --------------     --------------

See accompanying Notes to Financial Statements      Dodge & Cox Income Fund / 8

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1

Dodge & Cox Income Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with accounting principles generally accepted in the United States of America. Significant accounting policies are as follows: (a) Security valuation: long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars.
(b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Interest income is recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.
(e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) The Fund may enter into repurchase agreements which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed-upon date and price. In the event of default by the counterparty, the Fund has the contractual right to liquidate the securities and to apply the proceeds in satisfaction of the obligation. (g) No provision for federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

Under a written agreement, the Fund pays an annual management fee of 5/10 of 1% of the Fund's average daily net asset value up to $100 million and 4/10 of 1% of the Fund's average daily net asset value in excess of $100 million to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net asset value for the year. All officers and three of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

Note 3

The federal tax character of distributions paid in the six months ended June 30, 2003 include $104,554,751 of ordinary income ($0.31 per share) and $593,265 of long-term capital gain ($0.00 per share). At June 30, 2003, the tax basis components of accumulated undistributed income and net realized gain include $1,928,147 of ordinary income and no long-term capital gain, which differ in total from amounts reported in the financial statements due to temporary differences between financial statement and tax treatments for defaulted fixed-income securities. For federal tax purposes, net realized capital losses of $2,358,188 arising in the six months ended June 30, 2003 are available for offsetting capital gains realized in future periods, and will expire in 2011 if not utilized. For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $1,855,391,613 and $782,271,029, respectively, of which U.S. government obligations aggregated $1,348,603,708 and $524,289,619, respectively. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $213,399,276, of which $228,062,912 represented appreciated securities and $14,663,636 represented depreciated securities.

The financial information has been taken from the records of the Fund and has not been audited by the Fund's independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by the Fund's independent accountants as of the close of the calendar year.

9 / Dodge & Cox Income Fund

Financial Highlights
---------------------------------------------------------------------------------------------------------
SELECTED DATA AND RATIOS (for a share                Six Months
outstanding throughout each period)              Ended June 30,                   Year Ended December 31,
---------------------------------------------------------------------------------------------------------
                                                           2003     2002    2001    2000    1999     1998
 Net asset value, beginning of period                    $12.77   $12.20  $11.80  $11.40  $12.25   $12.08
 Income from investment operations:
  Net investment income                                    0.31      .66     .74     .77     .72      .72
  Net realized and unrealized gain (loss)                  0.23      .62     .46     .41    (.82)     .23
                                                         -------------------------------------------------
  Total from investment operations                         0.54     1.28    1.20    1.18    (.10)     .95
                                                         -------------------------------------------------
 Distributions to shareholders from:
  Net investment income                                    (.31)    (.66)   (.74)   (.78)   (.71)    (.72)
  Net realized gain                                          --     (.05)   (.06)     --    (.04)    (.06)
                                                         -------------------------------------------------
  Total distributions                                      (.31)    (.71)   (.80)   (.78)   (.75)    (.78)
                                                         -------------------------------------------------
 Net asset value, end of period                          $13.00   $12.77  $12.20  $11.80  $11.40   $12.25
                                                         -------------------------------------------------
 Total return                                              4.27%   10.75%  10.32%  10.70%   (.81)%   8.08%
 Ratios/supplemental data:
  Net assets, end of year (millions)                     $4,855   $3,405  $1,512  $1,021    $974     $952
  Ratio of expenses to average net assets                   .45%*    .45%    .45%    .46%    .46%     .47%
  Ratio of net investment income to average net
   assets                                                  5.07%*   5.67%   6.18%   6.67%   6.10%    6.00%
  Portfolio turnover rate                                    20%      31%     40%     34%     24%      35%
---------------------------------------------------------------------------------------------------------

*Annualized

                                                   Dodge & Cox Income Fund / 10

Officers and Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

William F. Ausfahl, Trustee
Former CFO and member of Board of Directors, The Clorox Company

L. Dale Crandall, Trustee
Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Trustee
Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

A. Horton Shapiro, Executive Vice President
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President
Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President
Executive Vice President, Dodge & Cox

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

              D O D G E & C O X                         D O D G E & C O X
              -----------------                         -----------------
          International Stock Fund
                                                           International
                                                            Stock Fund
                                                         Established 2001
             www.dodgeandcox.com
       For Fund literature and account
        information, please visit the
               Funds' web site.

               or write or call:

               Dodge & Cox Funds
      c/o Boston Financial Data Services
                 P.O. Box 8422
            Boston, Massachusetts
                  02266-8422
               (800) 621-3979

              Investment Manager
                 Dodge & Cox
              One Sansome Street
                   35th Floor
          San Francisco, California
                  94104-4443
                (415) 981-1710

      This report is submitted for the
          general information of the
           shareholders of the Fund.
      The report is not authorized for
          distribution to prospective
         investors in the Fund unless
        it is accompanied by a current
                   prospectus.

           This report reflects our
         views, opinions and portfolio
         holdings as of June 30, 2003,
        the end of the reporting period.
          The information provided is
           not a complete analysis of
          every aspect of any industry,
         security or the Fund. The Fund's
           portfolio composition may                    Semi-Annual Report
         change depending on market and                   June 30, 2003
          economic conditions. Although
          historical performance is no                         2003
          guarantee of future results,
          these insights may help you                   ------------------
           understand our investment                    ------------------
             management philosophy.                     ------------------

6/03 ISF SAR  Printed on recycled paper

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox International Stock Fund had a total return of 22.6%* for the second quarter of 2003, compared to a total return of 19.3% for the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE). For the six months ended June 30, 2003, the Fund had a total return of 8.3% compared to the total return of 9.5% for the MSCI EAFE. The Fund had total assets of approximately $144 million at quarter-end and a cash position of 2%.

Performance Review
Rebounding from a very difficult first quarter, the International Stock Fund had the best three-month result in its short history, and outperformed the MSCI EAFE. Almost all of the world's equity markets were up more than 10% for the quarter. Relative to the MSCI EAFE the Fund benefited from its holdings in Latin America (12.5% of the portfolio) which were up 28% for the quarter. Standouts in Latin America during the quarter include Banco Latinoamericano (up 38%), Petroleo Brasileiros (up 29%) and Ultrapar (up 34%). The Fund's relative return was also helped by its investments in the energy sector (9.3% of the Fund); Norsk Hydro, for instance, returned over 33% in the quarter. Additional individual contributors to return included: Rolls-Royce (up 100%) and Reuters (up 78%). Only two stocks in the Fund were down during the quarter--Unilever (down 8%) and Sony (down 20%).

The Fund's quarterly results over the last year have been up-and-down along with a volatile market. While we take note of short-term results, we are not distracted by them. We remain steadfast to our long-term investment approach and encourage our shareholders to do the same. The Fund's below market results in the first quarter and above market results in the second quarter were achieved with largely the same portfolio; it was the market that moved around the Fund quite dramatically. Our long-term investment horizon and the conviction we build through our own research enable us to persist with investments as prices decline, as they did in the third quarter of 2002 and the first quarter of this year. We believe that this persistence is a key component of strong long-term investment results.

Strategy
Our investment decision-making process is driven by our bottom-up, fundamental security analysis in relation to the valuation for each of the underlying companies in the Fund. That said, when we take a "top-down" view of the portfolio, a number of themes appear which help illustrate where we are finding investment value today. For instance, we have been able to find attractive opportunities for the International Stock Fund in the following three areas:

..  European "industrial spending" companies (e.g., Imperial Chemical and CNH
   Global): Valuations are depressed because of concerns about the outlook for slow economic growth in Europe and/or key "end markets." Companies in the Fund from this area of the market are undergoing restructuring programs to cut costs, improve profits and strengthen balance sheets.

.. Banks serving the developing world: Generally the Fund's holdings are focused on franchises where core lending activities drive earnings growth, rather than acquisitions and/or capital markets exposure. Companies trade at low valuations due to investors' concerns about these companies' exposure to the developing world, which we believe may actually prove to be a long-term opportunity. Holdings include both banks located in the developing world (e.g., the Brazil-based Uniao de Bancos), and banks based in the developed world with exposure to the developing world (e.g., the Spain-based Banco Santander Central Hispano).

.. Japanese companies with a competitive advantage: These companies are inexpensive global leaders being run, in our opinion, for the benefit of the long-term shareholder. The Fund's holdings are primarily in the auto and consumer electronic industries (e.g., Honda Motor and Sony).

Conversely, we have not been able to find many opportunities in the largest companies in Europe. The 20 largest European companies make up 28% of the MSCI EAFE. They are generally at more expensive valuations than peers and perceived to be "stable growth" companies. Because of valuation concerns we have found investment opportunity in only two of these 20 companies--Total and Unilever, which together total 3% of the Fund.

Outlook
We are optimistic about the long-term prospects for global economic growth. Free market economic systems are spreading, and technological development further accelerates long-term growth prospects. We are actively researching companies with exposure to global economic growth, especially those companies that serve the developing world, where we believe the potential exists for above-average growth. A long-term opportunity exists, in our view, as selected emerging economies become a bigger piece of the global economic pie. In addition to capitalizing on their

1 / Dodge & Cox International Stock Fund

--------------------------------------------------------------------------------

comparative economic advantage (e.g., low-cost manufacturing in China), many economies are benefiting from the development of internal demand (e.g., South Korea). About 15% of the portfolio is comprised of investments in companies located directly in developing countries. Kookmin Bank, the largest bank in South Korea and one of the top credit card issuers, is an example. Another 11% of the portfolio is comprised of investments in a number of companies that are regionally well positioned to serve growing economies. Suzuki, a Japanese car and motorcycle manufacturer, has sizable market share in India, for example. Roughly a third of the portfolio is invested in companies with significant global reach. BASF, a German-based chemical company, and Unilever, a Dutch food company, each have significant manufacturing operations around the world, and derive sizable amounts of revenues and earnings from the developing world.

In Closing
Though we have discussed "top-down" macroeconomic dynamics more than usual in this quarter's letter, we firmly believe that the path to favorable long-term performance is forged one individual investment at a time. We continue to spend the hours in our day reading financial reports, talking with company management about their business, as well as talking with competitors, key customers and suppliers to construct our view of the risks and rewards facing each individual company.

Thank you for the continued confidence you have placed in our firm as a shareholder of the International Stock Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey                     /s/ John A. Gunn
------------------------               -----------------------
Harry R. Hagey, Chairman               John A. Gunn, President

July 31, 2003

Investment Performance Since Inception
--------------------------------------------------------------------------------
through June 30, 2003 (in thousands)

                        [PERFORMANCE GRAPH APPEARS HERE]

                                Dodge & Cox
                               International
                                Stock Fund         MSCI EAFE
                               -------------       ---------
                 5/1/2001         $10,000           $10,000
                 6/30/2002        $ 9,503           $ 8,350
                 6/30/2003        $ 8,743           $ 7,813

- Dodge & Cox International Stock Fund                                    $8,743
- MSCI EAFE                                                               $7,813

Average annual total return for periods ended June 30, 2003

                                                                        Since
                                                                     Inception
                                                     1 Year           (5/1/01)
------------------------------------------------------------------------------
Dodge & Cox International Stock Fund*                 -8.01%             -6.02%
MSCI EAFE                                             -6.45             -10.66
------------------------------------------------------------------------------

For updated performance figures see "Prices and Performance" at www.dodgeandcox.com, or call Dodge & Cox Funds at 1-800-621-3979.

* Expense reimbursements have been in effect for the International Stock Fund since its inception. Without the expense reimbursements, returns for the Fund would have been lower.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) is a widely recognized benchmark of the world's stock markets, excluding the United States. The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable on these distributions. Index returns include dividends and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

Morgan Stanley(R), Morgan Stanley Capital International, and EAFE(R) are trademarks of Morgan Stanley.

       Risks of International Investing: Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund's prospectus.

                                       Dodge & Cox International Stock Fund / 2

Fund Information                                                  June 30, 2003
-------------------------------------------------------------------------------

General Information
-------------------------------------------------------------------------------
Net Asset Value Per Share                                                $17.12
Total Net Assets (millions)                                                $144
30-Day SEC Yield/1/                                                       1.49%
2002 Expense Ratio/2/                                                     0.90%
2002 Turnover Ratio                                                         12%
Fund Inception Date                                                 May 1, 2001

Investment Manager: Dodge & Cox, San Francisco. Managed by the International Investment Policy Committee, whose six members' average tenure at Dodge & Cox is 16 years.

                                                                           MSCI
Stock Characteristics                                              Fund    EAFE
-------------------------------------------------------------------------------
Number of Stocks                                                     50    1007
Median Market Capitalization (billions)                              $5      $2
Weighted Average Market Cap. (billions)                             $14     $36
Price-to-Earnings Ratio/3/                                          12x     16x
Price-to-Book Value                                                1.0x    1.8x

Ten Largest Holdings
-------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones ADR (Panama)                         5.3%
Sony ADR (Japan)                                                            3.7
Akzo Nobel N.V. (Netherlands)                                               3.6
Matsushita Electric Industrial ADR (Japan)                                  3.6
Banco Santander Central Hispano (Spain)                                     3.5
News Corp. Ltd. Pref. (Australia)                                           3.3
Honda Motor ADR (Japan)                                                     3.0
Uniao de Bancos Brasileiros GDR (Brazil)                                    2.7
Euler & Hermes (France)                                                     2.6
Norsk Hydro A.S.A. ADR (Norway)                                             2.6

Asset Allocation
-------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]
Stocks:                                                                   97.8%
Cash Equivalents:                                                          2.2%

                                                                           MSCI
Region Diversification                                             Fund    EAFE
-------------------------------------------------------------------------------
Europe (excluding United Kingdom)                                  37.1%   44.7%
Japan                                                              21.6    20.4
United Kingdom                                                     14.0    27.2
Latin America                                                      12.5     0.0
Pacific (excluding Japan)                                          11.3     7.7
Canada                                                              1.3     0.0

                                                                           MSCI
Sector Diversification                                             Fund    EAFE
-------------------------------------------------------------------------------
Consumer Discretionary                                             28.2%   12.6%
Financials                                                         24.4    25.7
Materials                                                          16.1     6.2
Energy                                                              9.3     9.0
Industrials                                                         9.1     8.4
Utilities                                                           3.5     4.9
Information Technology                                              3.1     6.6
Consumer Staples                                                    2.9     9.0
Telecommunication Services                                          1.2     7.9
Health Care                                                         0.0     9.7

/1/ SEC Yield is an annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ For the fiscal years ending December 31, 2001 through 2005, Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain total Fund operating expenses at 0.90%. The agreement is renewable annually thereafter and is subject to 30 days prior written notice for termination by either party. Without reimbursement, the expense ratio for the year ended December 31, 2002 would have been 1.03%.
/3/ Price-to-earnings ratio is calculated using fiscal year-end earnings and excludes extraordinary items.

3 / Dodge & Cox International Stock Fund

Portfolio of Investments                                          June 30, 2003

-------------------------------------------------------------------------------
COMMON STOCKS: 87.3%
-------------------------------------------------------------------------------
SHARES                                                             MARKET VALUE
CONSUMER DISCRETIONARY: 24.9%
CONSUMER DURABLES & APPAREL: 10.7%
  192,500 Sony Corp. ADR/(b)/ (Japan)                               $ 5,390,000
  516,000 Matsushita Electric Industrial Co., Ltd. ADR/(b)/
           (Japan)                                                    5,185,800
  135,700 Electrolux A.B. (Sweden)                                    2,681,684
  263,000 Makita Corp. (Japan)                                        2,139,460
                                                                    -----------
                                                                     15,396,944
AUTOMOBILES & COMPONENTS: 6.4%
  228,900 Honda Motor Co. Ltd. ADR/(b)/ (Japan)                       4,360,545
  365,700 Fiat SPA ADR/(a, b)/ (Italy)                                2,625,726
  173,000 Suzuki Motor Corp. (Japan)                                  2,254,608
                                                                    -----------
                                                                      9,240,879
HOTELS, RESTAURANTS & LEISURE: 3.5%
  410,677 InterContinental Hotels Group PLC
           (United Kingdom)                                           2,918,876
  152,500 H.I.S. Co., Ltd. (Japan)                                    2,110,863
                                                                    -----------
                                                                      5,029,739
MEDIA: 2.6%
  125,600 Reuters Group PLC ADR/(b)/ (United Kingdom)                 2,208,048
    2,300 Sky Perfect Communications, Inc./(a)/ (Japan)               1,575,487
                                                                    -----------
                                                                      3,783,535
RETAILING: 1.7%
   79,000 Fast Retailing Co., Ltd. (Japan)                            2,445,371
                                                                    -----------
                                                                     35,896,468
FINANCIALS: 21.7%
BANKS: 17.5%
  966,422 Banco Latinoamericano de Exportaciones
           ADR/(a, b)/ (Panama)                                       7,702,383
  569,200 Banco Santander Central Hispano (Spain)                     4,995,533
  625,200 Mitsubishi Tokyo Financial Group, Inc. ADR/(b)/
           (Japan)                                                    2,863,416
   92,900 Kookmin Bank ADR/(b)/ (South Korea)                         2,810,225
  133,900 Danske Bank (Denmark)                                       2,611,510
  417,000 DBS Group Holdings Ltd. (Singapore)                         2,439,358
  145,000 Standard Chartered PLC (United Kingdom)                     1,763,976
                                                                    -----------
                                                                     25,186,401
DIVERSIFIED FINANCIALS: 2.6%
  123,230 Euler & Hermes (France)                                     3,756,252

INSURANCE: 1.6%
1,500,000 Promina Group (Australia)                                   2,376,933
                                                                    -----------
                                                                     31,319,586
MATERIALS: 16.1%
CHEMICALS: 13.2%
  196,100 Akzo Nobel N.V. (Netherlands)                               5,206,019
   73,900 BASF A.G. (Germany)                                         3,162,130
1,428,000 Imperial Chemical Industries PLC
           (United Kingdom)                                           2,897,320
  347,200 Kemira OYJ (Finland)                                        2,743,651

SHARES                                                             MARKET VALUE
   96,200 NOVA Chemicals Corp. (Canada)                            $  1,824,305
  175,500 Syngenta A.G. ADR/(b)/ (Switzerland)                        1,779,570
    3,600 Givaudan (Switzerland)                                      1,518,201
                                                                   ------------
                                                                     19,131,196
METALS AND MINING: 2.9%
  380,078 BHP Billiton Ltd. (Australia)                               2,204,958
  104,400 Rio Tinto PLC (United Kingdom)                              1,967,216
                                                                   ------------
                                                                      4,172,174
                                                                   ------------
                                                                     23,303,370
INDUSTRIALS: 9.1%
CAPITAL GOODS: 6.0%
   20,417 Sulzer A.G. (Switzerland)                                   2,858,773
1,980,200 Kidde PLC (United Kingdom)                                  2,782,113
  407,200 Hagemeyer N.V. (Netherlands)                                1,569,079
  152,020 CNH Global N.V./(b)/ (Netherlands)                          1,450,271
                                                                   ------------
                                                                      8,660,236
AEROSPACE & DEFENSE: 2.6%
1,746,400 Rolls-Royce Group PLC (United Kingdom)                      3,702,097

TRANSPORTATION: 0.5%
  110,000 Stolt-Nielsen S.A. (Norway)                                   716,697
                                                                   ------------
                                                                     13,079,030
ENERGY: 7.0%
   75,400 Norsk Hydro A.S.A. ADR/(b)/ (Norway)                        3,705,910
  139,376 Compagnie Generale de Geophysique/(a)/
           (France)                                                   3,180,695
   12,000 Total (France)                                              1,816,475
  897,600 Stolt Offshore S.A. ADR/(a, b)/ (Norway)                    1,400,256
                                                                   ------------
                                                                     10,103,336
INFORMATION TECHNOLOGY: 3.1%
TECHNOLOGY HARDWARE & EQUIPMENT: 3.1%
  306,971 Oce N.V. (Netherlands)                                      3,174,310
   45,000 Seiko Epson Corp. (Japan)                                   1,340,370
                                                                   ------------
                                                                      4,514,680
CONSUMER STAPLES: 2.9%
FOOD, BEVERAGE AND TOBACCO: 2.9%
   48,300 Unilever N.V. ADR/(b)/ (Netherlands)                        2,608,200
  237,000 Kikkoman Corp. (Japan)                                      1,568,070
                                                                   ------------
                                                                      4,176,270
UTILITIES: 1.3%
   80,700 Scottish Power PLC ADR/(b)/ (United
           Kingdom)                                                   1,961,817
TELECOMMUNICATION SERVICES: 1.2%
   85,000 KT Corp. ADR/(b)/ (South Korea)                             1,675,350
                                                                   ------------
Total Common Stocks (cost $133,336,219)                             126,029,907
                                                                   ------------

See accompanying Notes to Financial Statements
                                       Dodge & Cox International Stock Fund / 4

Portfolio of Investments                                          June 30, 2003

-------------------------------------------------------------------------------
PREFERRED STOCKS: 10.5%
-------------------------------------------------------------------------------
SHARES                                                             MARKET VALUE
CONSUMER DISCRETIONARY: 3.3%
MEDIA: 3.3%
   768,238 News Corp. Ltd., Preferred Limited Voting
            Ordinary Shares (Australia)                            $  4,740,510

FINANCIALS: 2.7%
BANKS: 2.7%
   228,400 Uniao de Bancos Brasileiros Sponsored
            GDR/(b)/ (Brazil)                                         3,919,344

ENERGY: 2.3%
   183,700 Petroleo Brasileiro S.A. ADR/(b)/ (Brazil)                 3,262,512

UTILITIES: 2.2%
   342,000 Ultrapar Participacoes S.A. ADR/(b)/ (Brazil)              3,153,240
                                                                   ------------
Total Preferred Stocks (cost $13,175,321)                            15,075,606
                                                                   ------------
SHORT-TERM INVESTMENTS: 3.7%
-------------------------------------------------------------------------------
PAR VALUE

$  729,397 SSgA Prime Money Market Fund                                 729,397
 4,596,000 State Street Repurchase Agreement,
            0.90%, 7/1/03 (Collateralized by
            U.S. Treasury Securities, value
            $4,690,345)                                               4,596,000
                                                                   ------------
Total Short-Term Investments (cost $5,325,397)                        5,325,397
                                                                   ------------

TOTAL INVESTMENTS (cost $151,836,937)                    101.5%     146,430,910
OTHER ASSETS LESS LIABILITIES                             (1.5)      (2,097,954)
                                                         -----     ------------
TOTAL NET ASSETS                                         100.0%    $144,332,956
                                                         -----     ------------

/(a)/  Non-income producing
/(b)/  Securities denominated in U.S. Dollars

                                 See accompanying Notes to Financial Statements
5 / Dodge & Cox International Stock Fund

Statement of Assets and Liabilities
-------------------------------------------------------------------------------

                                                                  June 30, 2003
Assets:
Investments, at market value
 (identified cost $151,836,937)                                    $146,430,910
Cash denominated in foreign currency
 (identified cost $36,787)                                               36,738
Receivable for investments sold                                         430,315
Receivable for Fund shares sold                                         127,673
Dividends and interest receivable                                       249,997
Prepaid expenses                                                          1,932
                                                                   ------------
                                                                    147,277,565
                                                                   ------------
Liabilities:
Payable for investments purchased                                     1,988,542
Payable for Fund shares redeemed                                        662,614
Management fees payable                                                 178,664
Accounts payable                                                        114,789
                                                                   ------------
                                                                      2,944,609
                                                                   ------------
Net Assets                                                         $144,332,956
                                                                   ------------
Net Assets Consist of:
Paid in capital                                                    $152,377,609
Accumulated undistributed net investment income                       2,389,641
Accumulated undistributed net realized loss on
 investments and foreign currency transactions                       (5,028,218)
Net unrealized depreciation on investments and
 foreign currency                                                    (5,406,076)
                                                                   ------------
                                                                   $144,332,956
                                                                   ------------
Beneficial shares outstanding (par value $0.01 each, unlimited
 shares authorized)                                                   8,430,652
Net asset value per share                                          $      17.12

Statement of Operations
-------------------------------------------------------------------------------

                                                 Six Months Ended June 30, 2003
Investment Income:
Dividends (net of foreign taxes of $302,895)                        $ 2,911,788
Interest                                                                 26,966
                                                                    -----------
                                                                      2,938,754
                                                                    -----------
Expenses:
Management fees (Note 2)                                                372,221
Custodian and fund accounting fees                                       37,913
Transfer agent fees                                                      59,113
Professional fees                                                        30,473
Shareholder reports                                                      30,093
Registration fees                                                        62,053
Trustees' fees (Note 2)                                                  11,250
Miscellaneous                                                               968
                                                                    -----------
Total expenses                                                          604,084
                                                                    -----------
Expenses reimbursed by investment manager (Note 2)                      (45,752)
                                                                    -----------
Net expenses                                                            558,332
                                                                    -----------
Net Investment Income                                                 2,380,422
                                                                    -----------
Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) from:
    Investments                                                      (3,637,818)
    Foreign currency transactions                                        12,043
 Net unrealized appreciation on investments and
  foreign currency                                                   12,395,484
                                                                    -----------
    Net realized and unrealized gain on
     investments and foreign currency                                 8,769,709
                                                                    -----------
Net Increase in Net Assets from Operations                          $11,150,131
                                                                    -----------

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                           Six Months Ended         Year Ended
                                              June 30, 2003  December 31, 2002
Operations:
Net investment income                          $  2,380,422       $  1,034,768
Net realized loss                                (3,625,775)        (1,069,095)
Net unrealized appreciation
 (depreciation)                                  12,395,484        (16,951,890)
                                               -------------------------------
Net increase (decrease) in net
 assets from operations                          11,150,131        (16,986,217)
                                               -------------------------------

Distributions to Shareholders
From:
Net investment income                                    --         (1,025,549)
Net realized gain                                        --           (376,593)
                                               -------------------------------
Total distributions                                      --         (1,402,142)
                                               -------------------------------

Beneficial Share Transactions:
Amounts received from sale of
 shares                                          50,534,010        174,721,935
Net asset value of shares issued
 in reinvestment of
 distributions                                           --          1,238,324
Amounts paid for shares
 redeemed                                       (34,290,281)       (65,837,104)
                                               -------------------------------
Net increase from beneficial
 share transactions                              16,243,729        110,123,155
                                               -------------------------------
Total increase in net assets                     27,393,860         91,734,796

Net Assets:
Beginning of period                             116,939,096         25,204,300
                                               -------------------------------
End of period (including
 undistributed net investment
 income of $2,389,641 and
 $9,219, respectively)                         $144,332,956       $116,939,096
                                               -------------------------------

Shares sold                                       3,214,737          9,847,266
Shares issued in reinvestment of
 distributions                                           --             79,075
Shares redeemed                                  (2,182,311)        (3,896,407)
                                               -------------------------------
Net increase in shares
 outstanding                                      1,032,426          6,029,934
                                               -------------------------------

See accompanying Notes to Financial Statements
                                       Dodge & Cox International Stock Fund / 6

Notes to Financial Statements
-------------------------------------------------------------------

Note 1

Dodge & Cox International Stock Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's predecessor, Dodge & Cox International Equity Fund, L.L.C. (the "LLC"), was organized on October 25, 1999 as a private investment company that converted into, and had the same investment manager as, the Fund. The Fund was capitalized on April 30, 2001 upon the transfer of assets from the LLC and commenced operations on May 1, 2001.

The Fund consistently follows accounting policies which are in conformity with accounting principles generally accepted in the United States of America. Significant accounting policies are as follows: (a) Security valuation: listed portfolio securities are valued at the last reported sales price on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask price; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; foreign securities are converted to U.S. dollars using prevailing exchange rates; short-term securities are valued at amortized cost which approximates current value. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis; certain dividends from foreign securities may be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value computation on the ex-dividend date. (f) Foreign currency translation: investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end; purchases and sales of securities and income receipts are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. (g) The Fund may enter into forward foreign currency exchange contracts in order to reduce the exposure to changes in foreign currency exchange rates on the foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. (h) The Fund may enter into repurchase agreements which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed-upon date and price. In the event of default by the counterparty, the Fund has the contractual right to liquidate the securities and to apply the proceeds in satisfaction of the obligation. (i) No provision for federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund's Prospectus.

7 / Dodge & Cox International Stock Fund

-------------------------------------------------------------------

Note 2

Under a written agreement, the Fund pays an annual management fee of 6/10 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. For the fiscal years ending December 31, 2001 through 2005, Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of expenses to average net assets at 9/10 of 1%. The agreement is renewable annually thereafter and is subject to 30 days written notice for termination by either party. All officers and three of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees. At June 30, 2003, 11% of the Fund's outstanding shares were beneficially owned by employees of Dodge & Cox who are officers or trustees of the Trust. At June 30, 2003, 1% of the Fund's outstanding shares were beneficially owned by employees of Dodge & Cox who are not officers or trustees of the Trust.

Note 3

At June 30, 2003, the tax basis components of accumulated undistributed income and net realized gain include $2,401,684 of ordinary income and no long-term capital gain. For federal tax purposes, net realized capital losses of $5,040,261 arising in the six months ended June 30, 2003 are available for offsetting capital gains realized in future periods, and will expire in 2011 if not utilized. For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $29,405,744 and $9,708,522, respectively. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $5,406,076, of which $11,647,884 represented appreciated securities and $17,053,960 represented depreciated securities.

The financial information has been taken from the records of the Fund and has not been audited by the Fund's independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by the Fund's independent accountants as of the close of the calendar year.

                                       Dodge & Cox International Stock Fund / 8

Financial Highlights
----------------------------------------------------------------------------------------------------------
SELECTED DATA AND RATIOS (for a share                      Six Months     Year Ended   May 1, 2001 through
outstanding throughout each period)                    Ended June 30,   December 31,          December 31,
----------------------------------------------------------------------------------------------------------
                                                                 2003           2002                  2001
Net asset value, beginning of period                           $15.81        $ 18.42                $20.00
Income from investment operations:
 Net investment income                                           0.28           0.13                  0.14
 Net realized and unrealized gain (loss)                         1.03          (2.55)                (1.56)
                                                               -------------------------------------------
 Total from investment operations                                1.31          (2.42)                (1.42)
                                                               -------------------------------------------
Distributions to shareholders from:
 Net investment income                                             --          (0.13)                (0.14)
 Net realized gain                                                 --          (0.06)                (0.02)
                                                               -------------------------------------------
 Total distributions                                               --          (0.19)                (0.16)
                                                               -------------------------------------------
Net asset value, end of period                                 $17.12        $ 15.81                $18.42
                                                               -------------------------------------------

Total return                                                     8.29%        (13.11)%               (7.09)%
Ratios/supplemental data:
 Net assets, end of period (millions)                            $144           $117                   $25
 Ratio of expenses to average net assets                         0.90%*         0.90%                 0.90%*
 Ratio of expenses to average net assets, excluding
  reimbursement by investment manager                            0.97%*         1.03%                 2.47%*
 Ratio of net investment income to average net assets            3.84%*         1.30%                 1.74%*
 Portfolio turnover rate                                            8%            12%                   23%
-----------------------------------------------------------------------------------------------------------

*Annualized

9 / Dodge & Cox International Stock Fund

                      THIS PAGE INTENTIONALLY LEFT BLANK

                                      Dodge & Cox International Stock Fund / 10

Officers and Trustees
----------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

William F. Ausfahl, Trustee
Former CFO and member of Board of Directors, The Clorox Company

L. Dale Crandall, Trustee
Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Trustee
Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

A. Horton Shapiro, Executive Vice President
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President
Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President
Executive Vice President, Dodge & Cox

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

ITEM 2. CODE OF ETHICS.

Not required at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely, based on their evaluation of these controls and procedures.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not required at this time.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 26, 2003                Dodge & Cox Funds


                                  By /s/ Harry R. Hagey
                                     -------------------------------------------
                                     Harry R. Hagey
                                     Chairman - Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DATE: August 26, 2003                Dodge & Cox Funds


                                  By /s/ John M. Loll
                                     -------------------------------------------
                                     John M. Loll
                                     Treasurer - Principal Financial Officer